UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21158

Nuveen North Carolina Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

# Nuveen Investments Municipal Closed-End Funds

*It's not what you earn, it's what you keep.®*

Semi-Annual Report
November 30, 2010

Nuveen Georgia Premium Income Municipal Fund
**NPG**

Nuveen Georgia Dividend Advantage Municipal Fund
**NZX**

Nuveen Georgia Dividend Advantage Municipal Fund 2
**NKG**

Nuveen North Carolina Premium Income Municipal Fund
**NNC**

Nuveen North Carolina Dividend Advantage Municipal Fund
**NRB**

Nuveen North Carolina Dividend Advantage Municipal Fund 2
**NNO**

Nuveen North Carolina Dividend Advantage Municipal Fund 3
**NII**

November

INVESTMENT ADVISOR NAME CHANGE

Effective January 1, 2011, Nuveen Asset Management, the Funds’ investment adviser, has changed its name to Nuveen Fund Advisors, Inc. (“Nuveen Fund Advisors”). Concurrently, Nuveen Fund Advisors has formed a wholly-owned subsidiary, Nuveen Asset Management, LLC, to house its portfolio management capabilities. Nuveen Asset Management, LLC now serves as the Funds’ sub-adviser, and the Funds’ portfolio managers have become employees of Nuveen Asset Management, LLC rather than Nuveen Fund Advisors. Nuveen Fund Advisors will compensate Nuveen Asset Management, LLC for the portfolio management services it provides to the Funds from the Funds’ management fee, which will not change as a result of this reorganization. Nuveen Fund Advisors and Nuveen Asset Management, LLC retain the right to reallocate investment advisory responsibilities and fees between themselves in the future.

NUVEEN INVESTMENTS COMPLETES STRATEGIC COMBINATION WITH FAF ADVISORS

On January 3, 2011, Nuveen Investments announced the completion of the strategic combination with FAF Advisors and Nuveen Asset Management LLC, the largest investment affiliate of Nuveen Investments. As part of this transaction, U.S. Bancorp–the parent of FAF Advisors—received a 9.5% stake in Nuveen Investments as well as additional cash consideration in exchange for the long term investment business of FAF Advisors, including investment-management responsibilities for the mutual funds of the First American Funds family.

The approximately $27 billion of mutual fund and institutional assets managed by FAF Advisors, along with the investment professionals managing these assets and most other key personnel, have become part of Nuveen Asset Management LLC. With these additions to Nuveen Asset Management LLC, this affiliate now manages more than $100 billion of assets across a broad range of strategies from municipal and taxable fixed income to traditional and specialized equity investments.

This combination does not affect the investment objectives or strategies of the Funds in this report. Over time, Nuveen Investments expects that the combination will provide even more ways to meet the needs of investors who work with financial advisors and consultants by enhancing the multi-boutique model of Nuveen Investments, which also includes highly respected investment teams at Hyde Park, NWQ Investment Management, Santa Barbara Asset Management, Symphony Asset Management, Tradewinds Global Investors and Winslow Capital. In total, Nuveen Investments managed approximately $195 billion of assets as of December 31, 2010.

Chairman’s
Letter to Shareholders

Dear Shareholders,

The global economy recorded another year of recovery from the financial and economic crises of 2008, but many of the factors that caused the crises still weigh on the prospects for continued recovery. In the U.S., ongoing weakness in housing values is putting pressure on homeowners and mortgage lenders. Similarly, the strong earnings recovery for corporations and banks has not been translated into increased hiring or more active lending. Globally, deleveraging by private and public borrowers is inhibiting economic growth and this process is far from complete.

Encouragingly, a variety of constructive actions are being taken by governments around the world to stimulate further recovery. In the U.S., the recent passage of a stimulatory tax bill relieves some of the pressure on the Federal Reserve System to promote economic expansion through quantitative easing and offers the promise of faster economic growth. A number of European governments are undertaking programs that could significantly reduce their budget deficits. Governments across the emerging markets are implementing various steps to deal with global capital flows without undermining international trade and investment.

The success of these government actions could have an important impact on whether 2011 brings further economic recovery and financial market progress. One risk associated with the extraordinary efforts to strengthen U.S. economic growth is that the debt of the U.S. government will continue to grow to unprecedented levels. Another risk is that over time there could be upward pressures on asset values in the U.S. and abroad, because what happens in the U.S. impacts the rest of the world economy. We must hope that the progress made on the fiscal front in 2010 will continue into 2011. In this environment, your Nuveen investment team continues to seek sustainable investment opportunities and to remain alert to potential risks in a recovery still facing many headwinds. On your behalf, we monitor their activities to assure they maintain their investment disciplines.

As you will note elsewhere in this report, on January 1, 2011, Nuveen Investments completed the acquisition of FAF Advisors, Inc., the manager of the First American Funds. The acquisition adds highly respected and distinct investment teams to meet the needs of investors and their advisors and is designed to benefit all fund shareholders by creating a fund organization with the potential for further economies of scale and the ability to draw from even greater talent and expertise to meet these investor needs.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
January 21, 2011

Nuveen Investments 1

Portfolio Manager’s Comments

Nuveen Georgia Premium Income Municipal Fund (NPG)
Nuveen Georgia Dividend Advantage Municipal Fund (NZX)
Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
Nuveen North Carolina Premium Income Municipal Fund (NNC)
Nuveen North Carolina Dividend Advantage Municipal Fund (NRB)
Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO)
Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII)

Portfolio manager Daniel Close discusses key investment strategies and the six-month performance of the Nuveen Georgia and North Carolina Funds. Dan, who joined Nuveen in 2000, assumed portfolio management responsibility for these seven Funds in 2007.

What key strategies were used to manage the Georgia and North Carolina Funds during the six-month reporting period ended November 30, 2010?

During this period, the combination of strong demand and tighter supply of new tax-exempt municipal issuance continued to create favorable conditions. One reason for the decline in new tax-exempt supply was the considerable issuance of taxable municipal debt under the Build America Bond (BAB) program. Build America Bonds, first issued in April 2009, generally offer municipal issuers a federal subsidy equal to 35% of a security’s interest payments, providing issuers with an alternative to traditional tax-exempt debt. For the six months ended November 30, 2010, taxable Build America Bond issuance totaled $57.5 billion, representing 26% of new bonds in the municipal marketplace nationwide. In Georgia and North Carolina during this period, Build America Bonds accounted for approximately 10% and 18% of municipal supply, respectively. Although these percentages were lower than the national average for BABs, the impact on tax-exempt supply was meaningful in both states, due to the fact that municipal issuance in Georgia and North Carolina was already down sharply from the same period a year earlier. Since interest payments from Build America Bonds represent taxable income, we do not view these bonds as good investment opportunities for these Funds.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Any reference to credit ratings for portfolio holdings denotes the highest rating assigned by a Nationally Recognized Statistical Rating Organization (NRSRO) such as Standard & Poor’s, Moody’s or Fitch. AAA, AA, A, and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below investment grade. Holdings and ratings may change over time.

2 Nuveen Investments

In this environment of constrained tax-exempt municipal issuance, we continued to take a bottom-up approach in an attempt to discover undervalued sectors and individual credits with the potential to perform well over the long term. For the most part, the Funds were focused on bonds with maturities at the longer end of the yield curve. During this period, the Georgia Funds found value primarily in health care bonds. When in-state issues became especially scarce, the Georgia Funds took advantage of their ability to invest up to 20% of their net assets in out-of-state credits, buying insured Alabama electric utility bonds in order to keep the Funds as fully invested as possible. In the North Carolina Funds, our purchases included higher education credits, bonds issued for Raleigh Durham Airport and health care bonds, including those issued for Charlotte-Mecklenburg Hospital and Novant Health.

Some of our investment activity resulted from opportunities created by the provisions of the Build America Bond program. For example, tax-exempt supply was more plentiful in the health care and higher education sectors because, as 501(c)(3) (nonprofit) organizations, hospitals and private universities generally did not qualify for the Build America Bond program and continued to issue bonds in the tax-exempt municipal market. Bonds with proceeds earmarked for refundings, working capital and private activities also were not covered by the Build America Bond program, and this resulted in attractive opportunities in various other sectors of the market.

The impact of the Build America Bond program also was evident in the area of longer-term issuance, as municipal issuers sought to take full advantage of the attractive financing terms offered by these bonds. Approximately 70% of Build America Bonds were issued with maturities of at least 30 years. This significantly reduced the availability of tax-exempt credits with longer maturities and made locating appropriate longer bonds more challenging in both of these states, although we continued to find opportunities to purchase attractive longer-term bonds for these Funds. The issuance of Build America Bonds ended on December 31, 2010.

Cash for new purchases during this period was generated primarily by the proceeds from bond calls and maturing bonds, which we worked to redeploy to keep the Funds fully invested. Although the North Carolina Funds sold a few small positions in pre-refunded bonds, active selling was relatively minimal in both states, as the bonds in our portfolios generally offered higher yields than those available in the current marketplace.

As of November 30, 2010, all seven of these Funds continued to use inverse floating rate securities.1 We employ inverse floaters as a form of leverage for a variety of reasons, including duration management, income enhancement and total return enhancement.

1
An inverse floating rate security, also known as an inverse floater, is a financial instrument designed to pay long-term interest at a rate that varies inversely with a short-term interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index. Inverse floaters, including those inverse floating rate securities in which the Funds invested during this reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in this Report sections of this report.

Nuveen Investments 3

How did the Funds perform?

Individual results for the Nuveen Georgia and North Carolina Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 11/30/10

Fund	6-Month	1-Year	5-Year	10-Year
Georgia Funds
NPG	-0.02%	4.13%	4.09%	5.75%
NZX	0.53%	4.67%	4.72%	N/A
NKG	0.38%	4.81%	4.34%	N/A

Standard & Poor’s (S&P) Georgia Municipal Bond Index2	1.49%	5.11%	4.44%	5.21%
Standard & Poor’s (S&P) National Municipal Bond Index3	1.09%	5.06%	4.44%	5.27%
Lipper Other States Municipal Debt Funds Average4	0.78%	6.04%	4.23%	5.85%

North Carolina Funds
NNC	0.79%	5.40%	4.78%	6.13%
NRB	0.28%	4.51%	5.22%	N/A
NNO	0.34%	4.43%	4.88%	N/A
NII	0.47%	4.57%	5.04%	N/A

Standard & Poor’s (S&P) North Carolina Municipal Bond Index2	1.45%	4.77%	4.90%	5.51%
Standard & Poor’s (S&P) National Municipal Bond Index3	1.09%	5.06%	4.44%	5.27%
Lipper Other States Municipal Debt Funds Average4	0.78%	6.04%	4.23%	5.85%

For the six months ended November 30, 2010, the cumulative returns on common share net asset value (NAV) for all seven of the Nuveen Georgia and North Carolina Funds underperformed the returns for their respective state’s Standard & Poor’s (S&P) Municipal Bond Index as well as the Standard & Poor’s (S&P) National Municipal Bond Index. NNC exceeded the average return for the Lipper Other States Municipal Debt Funds Average, while the remaining six Funds underperformed the group average.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. In addition, all of the Funds except NPG had holdings pre-refunded during this period, which benefited these Funds through price appreciation and enhanced credit quality. The use of financial leverage also factored into the Funds’ performance. Leverage is discussed in more detail on page five.

*	Six-month returns are cumulative; all other returns are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.
2
The Standard & Poor’s (S&P) Municipal Bond Indexes for Georgia and North Carolina are unleveraged, market value-weighted indexes designed to measure the performance of the tax-exempt, investment-grade municipal bond markets in Georgia and North Carolina, respectively. These indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

3
The Standard & Poor’s (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

4
The Lipper Other States Municipal Debt Funds Average is calculated using the returns of all leveraged and unleveraged closed-end funds in this category for each period as follows: 6-month, 46 funds; 1-year, 46 funds; 5-year, 46 funds; and 10-year, 20 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment. Shareholders should note that the performance of the Lipper Other States Average represents the overall average of returns for funds from ten different states with a wide variety of municipal market conditions, making direct comparisons less meaningful.

4 Nuveen Investments

During this period, municipal bonds with intermediate maturities generally outperformed other maturities, with credits at both the shortest and longest ends of the municipal yield curve posting the weakest returns. Overall, duration and yield curve positioning proved positive for the performance of the three Georgia Funds as well as NNC and NII. These Funds generally had good weightings in the outperforming intermediate-maturity sector and less exposure to the underperforming long part of the curve. NRB and NNO were not as well positioned in terms of duration and yield curve positioning, which detracted from their performance during this period.

Credit exposure also played a role in the performance of these Funds. For the period, bonds rated AA generally performed poorly on a relative basis, while those rated BBB or below and non-rated bonds posted stronger returns. In this environment, the Funds’ performance benefited from their allocations to lower quality and non-rated credits. All four of the North Carolina Funds tended to be underweighted in these lower quality credit categories, which lessened the positive impact. In addition, NPG in particular, as well as NNO, had the heaviest allocations of bonds rated AA among these Funds, which negatively impacted their relative performance for this period.

Holdings that generally made positive contributions to the Georgia Funds’ returns during this period included an underweight exposure to the underperforming transportation sector while housing was negative for all three Georgia funds. For the North Carolina Funds, the tax supported sector outperformed while our utility exposure was generally a negative.

In contrast, the education and water and sewer sectors turned in relatively weak performances and zero coupon bonds trailed the municipal market by the widest margin. The transportation sector, with the exception of the airport subsector, also failed to keep pace with the municipal market return for the six months.

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of most of these Funds relative to the comparative indexes was the Funds’ use of financial leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

Nuveen Investments 5

RECENT DEVELOPMENTS REGARDING THE FUNDS’ LEVERAGED CAPITAL STRUCTURE

Shortly after their respective inception, each of the Funds issued auction rate preferred shares (ARPS) to create financial leverage. As noted in past shareholder reports, the ARPS issued by many closed-end funds, including these Funds, have been hampered by a lack of liquidity since February 2008. Since that time, more ARPS have been submitted for sale in each of their regularly scheduled auctions than there have been offers to buy. In fact, offers to buy have been almost completely non-existent since late February 2008. This means that these auctions have “failed to clear,” and that many, or all, of the ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. This lack of liquidity in ARPS did not lower the credit quality of these shares, and ARPS shareholders unable to sell their shares continued to receive distributions at the “maximum rate” applicable to failed auctions, as calculated in accordance with the pre-established terms of the ARPS. In the recent market, with short-term rates at multigenerational lows, those maximum rates also have been low.

One continuing implication for common shareholders from the auction failures is that each Fund’s cost of leverage likely has been incrementally higher at times than it otherwise might have been had the auctions continued to be successful. As a result, each Fund’s common share earnings likely have been incrementally lower at times than they otherwise might have been.

As noted in past shareholder reports, the Nuveen funds’ Board of Directors/Trustees authorized several methods that can be used separately or in combination to refinance a portion of the Nuveen funds’ outstanding ARPS. Some funds have utilized tender option bonds (TOBs), also known as inverse floating rate securities, for leverage purposes. The amount of TOBs that a fund may use varies according to the composition of each fund’s portfolio. Some funds have a greater ability to use TOBs than others. Some funds have issued Variable Rate Demand Preferred (VRDP) Shares, a floating rate form of preferred stock. Some funds have issued MuniFund Term Preferred (MTP) Shares, a fixed rate form of preferred stock with a mandatory redemption period of five years.

While all these efforts have reduced the total amount of outstanding ARPS issued by the Nuveen funds, the funds cannot provide any assurance on when the remaining outstanding ARPS might be redeemed.

During 2010, and as of the time this report was prepared, 33 Nuveen leveraged closed-end funds (excluding all of the Funds included in this report) received a demand letter from a law firm on behalf of purported holders of common shares of each such fund, alleging that Nuveen and the funds’ officers and Board of Directors/ Trustees breached their fiduciary duties related to the redemption at par of the funds’ ARPS. In response, the Board established an ad hoc Demand Committee consisting of certain of its disinterested and independent Board members to investigate the claims. The Demand Committee retained independent counsel to assist it in conducting an extensive investigation. Based upon its investigation, the Demand Committee found that it was not in the

6 Nuveen Investments

best interests of each fund or its shareholders to take the actions suggested in the demand letters, and recommended that the full Board reject the demands made in the demand letters. After reviewing the findings and recommendation of the Demand Committee, the full Board of each fund unanimously adopted the Demand Committee’s recommendation.

Subsequently, 26 of the funds that received demand letters, were named as nominal defendants in a putative shareholder derivative action complaint captioned Safier and Smith v. Nuveen Asset Management, et al. that was filed in the Circuit Court of Cook County, Illinois, Chancery Division (the “Cook County Chancery Court”) on July 27, 2010. Three additional funds were named as nominal defendants in a similar complaint captioned Curbow v. Nuveen Asset Management, et al. filed in the Cook County Chancery Court on August 12, 2010, and three additional funds were named as nominal defendants in a similar complaint captioned Beidler v. Nuveen Asset Management, et al. filed in the Cook County Chancery Court on September 21, 2010 (collectively, the “Complaints”). The Complaints, filed on behalf of purported holders of each fund’s common shares, also name Nuveen Asset Management as a defendant, together with current and former Officers and interested Director/Trustees of each of the funds (together with the nominal defendants, collectively, the “Defendants”). The Complaints contain the same basic allegations contained in the demand letters. The suits seek a declaration that the Defendants have breached their fiduciary duties, an order directing the Defendants not to redeem any ARPS at their liquidation value using fund assets, indeterminate monetary damages in favor of the funds and an award of plaintiffs’ costs and disbursements in pursuing the action. Nuveen Asset Management believes that the Complaints are without merit, and intends to defend vigorously against these charges.

As of November 30, 2010, the amount of ARPS redeemed by the Funds are as shown in the accompanying table.

	Auction Rate	% of Original
	Preferred Shares	Auction Rate
Fund	Redeemed	Preferred Shares
NPG	$27,800,000	100.0%
NZX	$15,000,000	100.0%
NKG	$33,000,000	100.0%
NNC	$25,250,000	54.0%
NRB	$17,000,000	100.0%
NNO	$28,000,000	100.0%
NII	$28,000,000	100.0%

Nuveen Investments 7

MTP

As of November 30, 2010, the Funds have issued and outstanding MTP Shares, at liquidation value, as shown in the accompanying table.

MTP Shares
Fund	at Liquidation Value
NPG	$28,340,000
NZX	$14,340,000
NKG	$32,265,000
NNC	$24,300,000
NRB	$16,600,000
NNO	$29,700,000
NII	$28,725,000

Subsequent to the reporting period, NNC completed the issuance of $25.53 million of 2.60%, Series 2016 MTP. The newly issued MTP Shares trade on the NYSE under the symbol “NNC PrD.” The net proceeds from this offering were used to refinance the Fund’s remaining outstanding ARPS at par. Immediately following its MTP issuance, NNC noticed for redemption at par its remaining $21.550 million ARPS outstanding using the MTP proceeds.

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies and Footnote 4 – Fund Shares for further details on MTP Shares.)

As of November 30, 2010, all 84 of the Nuveen closed-end municipal funds that had issued ARPS have redeemed at par all or a portion of these shares. These redemptions bring the total amount of Nuveen’s municipal closed-end funds’ ARPS redemptions to approximately $5.8 billion of the approximately $11.0 billion originally outstanding.

For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

8 Nuveen Investments

Common Share Dividend and Share Price Information

The monthly dividends of all seven Funds in this report remained stable throughout the six-month reporting period ended November 30, 2010.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2010, all of the Funds in this report had positive UNII balances, based on our best estimates, for tax purposes and positive UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

Since the inception of the Funds’ repurchase program, the Funds have not repurchased any of their outstanding common shares.

As of November 30, 2010, the Funds’ common share prices were trading at (+)premiums or (-)discounts to their common share NAVs as shown in the accompanying table.

	11/30/10	6-Month Average
Fund	(+)Premium/(-)Discount	(+)Premium/(-)Discount
NPG	-1.77%	-1.03%
NZX	+3.03%	+0.90%
NKG	-0.43%	-1.91%
NNC	+0.76%	+3.55%
NRB	+4.30%	+7.64%
NNO	+0.88%	+6.12%
NII	+2.22%	+5.70%

Nuveen Investments 9

NPG	Nuveen Georgia
Performance	Premium Income
OVERVIEW	Municipal Fund
as of November 30, 2010

Fund Snapshot
Common Share Price	$13.86
Common Share Net Asset Value (NAV)	$14.11
Premium/(Discount) to NAV	-1.77%
Market Yield	5.11%
Taxable-Equivalent Yield1	7.55%
Net Assets Applicable to Common Shares ($000)	$53,697

Average Annual Total Return
(Inception 5/20/93)
	On Share Price	On NAV
6-Month (Cumulative)	1.83%	-0.02%
1-Year	12.69%	4.13%
5-Year	3.75%	4.09%
10-Year	5.32%	5.75%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/General	22.0%
Education and Civic Organizations	15.7%
Water and Sewer	14.5%
Tax Obligation/Limited	13.6%
U.S. Guaranteed	11.3%
Health Care	8.2%
Utilities	7.1%
Other	7.6%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

10 Nuveen Investments

NZX	Nuveen Georgia
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of November 30, 2010

Fund Snapshot
Common Share Price	$14.95
Common Share Net Asset Value (NAV)	$14.51
Premium/(Discount) to NAV	3.03%
Market Yield	5.14%
Taxable-Equivalent Yield1	7.59%
Net Assets Applicable to Common Shares ($000)	$28,619

Average Annual Total Return
(Inception 9/25/01)
	On Share Price	On NAV
6-Month (Cumulative)	1.04%	0.53%
1-Year	8.45%	4.67%
5-Year	3.41%	4.72%
Since Inception	5.45%	5.65%

Portfolio Composition3
(as a % of total investments)
U.S. Guaranteed	16.9%
Education and Civic Organizations	16.7%
Tax Obligation/General	14.0%
Health Care	13.6%
Water and Sewer	13.3%
Housing/Single Family	8.6%
Tax Obligation/Limited	6.8%
Other	10.1%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments 11

NKG	Nuveen Georgia
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of November 30, 2010

Fund Snapshot
Common Share Price	$13.85
Common Share Net Asset Value (NAV)	$13.91
Premium/(Discount) to NAV	-0.43%
Market Yield	5.20%
Taxable-Equivalent Yield1	7.68%
Net Assets Applicable to Common Shares ($000)	$63,355

Average Annual Total Return
(Inception 9/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	1.47%	0.38%
1-Year	14.40%	4.81%
5-Year	6.01%	4.34%
Since Inception	4.30%	4.71%

Portfolio Composition3
(as a % of total investments)
Water and Sewer	19.6%
Tax Obligation/General	18.9%
Education and Civic Organizations	11.7%
U.S. Guaranteed	11.2%
Tax Obligation/Limited	11.1%
Health Care	10.5%
Utilities	4.2%
Other	12.8%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

12 Nuveen Investments

NNC	Nuveen North Carolina
Performance	Premium Income
OVERVIEW	Municipal Fund
as of November 30, 2010

Fund Snapshot
Common Share Price	$14.58
Common Share Net Asset Value (NAV)	$14.47
Premium/(Discount) to NAV	0.76%
Market Yield	5.10%
Taxable-Equivalent Yield1	7.69%
Net Assets Applicable to Common Shares ($000)	$92,079

Average Annual Total Return
(Inception 5/20/93)
	On Share Price	On NAV
6-Month (Cumulative)	-2.74%	0.79%
1-Year	1.69%	5.40%
5-Year	5.29%	4.78%
10-Year	5.96%	6.13%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	25.7%
Health Care	15.4%
U.S. Guaranteed	14.0%
Education and Civic Organizations	13.1%
Transportation	7.5%
Water and Sewer	6.9%
Utilities	5.9%
Other	11.5%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments 13

NRB	Nuveen North Carolina
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of November 30, 2010

Fund Snapshot
Common Share Price	$15.53
Common Share Net Asset Value (NAV)	$14.89
Premium/(Discount) to NAV	4.30%
Market Yield	5.41%
Taxable-Equivalent Yield1	8.16%
Net Assets Applicable to Common Shares ($000)	$33,815

Average Annual Total Return
(Inception 1/25/01)
	On Share Price	On NAV
6-Month (Cumulative)	-1.23%	0.28%
1-Year	2.40%	4.51%
5-Year	3.51%	5.22%
Since Inception	5.92%	6.21%

Portfolio Composition3
(as a % of total investments)
Water and Sewer	26.5%
Tax Obligation/Limited	16.3%
Health Care	15.2%
U.S. Guaranteed	11.2%
Utilities	8.0%
Tax Obligation/General	6.9%
Education and Civic Organizations	5.8%
Transportation	5.7%
Other	4.4%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

14 Nuveen Investments

NNO	Nuveen North Carolina
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of November 30, 2010

Fund Snapshot
Common Share Price	$14.87
Common Share Net Asset Value (NAV)	$14.74
Premium/(Discount) to NAV	0.88%
Market Yield	5.49%
Taxable-Equivalent Yield1	8.28%
Net Assets Applicable to Common Shares ($000)	$55,312

Average Annual Total Return
(Inception 11/15/01)
	On Share Price	On NAV
6-Month (Cumulative)	-2.95%	0.34%
1-Year	1.37%	4.43%
5-Year	4.53%	4.88%
Since Inception	5.47%	5.92%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	22.5%
Health Care	18.4%
Water and Sewer	15.1%
U.S. Guaranteed	12.7%
Transportation	8.3%
Education and Civic Organizations	7.1%
Tax Obligation/General	6.1%
Other	9.8%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2	The Fund paid shareholders a capital gains distribution in December 2009 of $0.0023 per share.
3
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

4	Holdings are subject to change.

Nuveen Investments 15

NII	Nuveen North Carolina
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 3
as of November 30, 2010

Fund Snapshot
Common Share Price	$14.75
Common Share Net Asset Value (NAV)	$14.43
Premium/(Discount) to NAV	2.22%
Market Yield	5.37%
Taxable-Equivalent Yield1	8.10%
Net Assets Applicable to Common Shares ($000)	$56,811

Average Annual Total Return
(Inception 9/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	-4.53%	0.47%
1-Year	0.86%	4.57%
5-Year	6.24%	5.04%
Since Inception	4.94%	5.26%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	22.0%
Water and Sewer	21.1%
U.S. Guaranteed	20.1%
Health Care	10.7%
Utilities	9.1%
Transportation	4.6%
Other	12.4%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3	Holdings are subject to change.

16 Nuveen Investments

Nuveen Georgia Premium Income Municipal Fund
NPG	Portfolio of Investments
November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.7% (1.1% of Total Investments)
$1,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	$913,130
	Education and Civic Organizations – 23.9% (15.7% of Total Investments)
750	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35	6/19 at 100.00	Aa2	775,260
1,000	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/16 – AMBAC Insured	12/12 at 100.00	N/R	1,039,750
2,800	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39	7/17 at 100.00	A1	2,770,459
1,550	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/21 – SYNCORA GTY Insured	8/14 at 100.00	A1	1,623,129
700	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University of West Georgia, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured	9/14 at 100.00	A1	726,026
1,535	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004, 5.250%, 5/01/15 – NPFG Insured	5/14 at 100.00	Aa3	1,717,696
150	Georgia Higher Education Facilities Authority, Revenue Bonds, USG Real Estate Foundation I LLC Project, Series 2008, 6.000%, 6/15/28	6/18 at 100.00	A2	164,603
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2009B, Trust 3404:
270	17.020%, 3/01/17 (IF)	No Opt. Call	AA	323,384
430	17.048%, 3/01/17 (IF)	No Opt. Call	AA	492,161
1,180	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Compass Point LLC Project, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured	7/15 at 100.00	A2	1,214,008
1,490	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC, Series 2005A, 5.000%, 12/01/34 – SYNCORA GTY Insured	12/15 at 100.00	A3	1,491,296
500	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002, 5.000%, 7/01/22 – NPFG Insured	7/12 at 100.00	Aa3	508,515
12,355	Total Education and Civic Organizations			12,846,287
	Health Care – 12.4% (8.2% of Total Investments)
	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
100	5.000%, 12/01/19	12/14 at 100.00	BBB–	100,540
900	5.250%, 12/01/22	12/14 at 100.00	BBB–	898,569
100	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2010, 5.000%, 6/15/40	6/20 at 100.00	AA–	97,437
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B:
300	5.125%, 2/15/40	No Opt. Call	A+	290,058
1,700	5.250%, 2/15/45	2/41 at 100.00	A+	1,655,086
900	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007, 5.250%, 10/01/35	10/17 at 100.00	A2	885,213
225	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35	8/19 at 100.00	AA	221,227
770	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare System Inc., Series 1999, 6.700%, 7/01/16	1/11 at 101.00	N/R	764,510
1,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System, Series 2003, 5.250%, 7/01/23 – RAAI Insured	1/14 at 100.00	Baa1	990,430
800	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A+	761,256
6,795	Total Health Care			6,664,326

Nuveen Investments 17

Nuveen Georgia Premium Income Municipal Fund (continued)
NPG	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 1.6% (1.1% of Total Investments)
$1,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa2	$876,850
	Housing/Single Family – 1.7% (1.1% of Total Investments)
900	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22 (Alternative Minimum Tax)	12/11 at 100.00	AAA	907,416
	Materials – 1.9% (1.2% of Total Investments)
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds, International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)	2/11 at 101.00	BBB	1,011,180
	Tax Obligation/General – 33.5% (22.0% of Total Investments)
540	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA+	516,645
500	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical Center, Series 2007, 5.000%, 1/01/27 – NPFG Insured	1/17 at 100.00	Aa1	512,895
2,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2002, 5.125%, 1/01/32 – NPFG Insured	1/12 at 101.00	Aa1	2,009,520
2,215	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	2,329,250
3,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center Project, Series 2002, 5.200%, 7/01/32 – NPFG Insured	7/12 at 101.00	Aa2	3,031,109
1,090	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2003, 5.000%, 7/01/19 – NPFG Insured	7/13 at 101.00	Aa2	1,140,304
905	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose Project, Series 2009, 5.375%, 5/01/32 – AGC Insured	5/19 at 100.00	AA+	932,123
100	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	109,703
210	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	231,158
1,000	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	1,164,930
1,800	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (UB)	2/18 at 100.00	AAA	1,882,008
1,060	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004, 5.000%, 7/01/20 – NPFG Insured	7/14 at 101.00	Aa1	1,111,134
2,500	Paulding County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 2/01/33	2/17 at 100.00	AA+	2,542,950
500	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 – SYNCORA GTY Insured	3/16 at 100.00	N/R	480,125
17,420	Total Tax Obligation/General			17,993,854
	Tax Obligation/Limited – 20.6% (13.6% of Total Investments)
	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
70	5.250%, 12/01/19 – AGC Insured	No Opt. Call	AA+	74,551
420	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA+	420,441
225	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	A–	238,721
50	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.400%, 1/01/20	7/15 at 100.00	A–	50,829
2,000	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds, Performing Arts Center, Series 2004, 5.000%, 1/01/22	1/14 at 100.00	AAA	2,168,280
25	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	A+	28,714
3,890	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993, 5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	A	4,081,193
2,600	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public Facilities Projects, Series 2002A, 5.375%, 8/01/17	8/12 at 101.00	AA	2,800,979
1,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa2	1,195,170
10,280	Total Tax Obligation/Limited			11,058,878

18 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation – 4.8% (3.1% of Total Investments)
$215	Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B, 5.625%, 1/01/30 – FGIC Insured (Alternative Minimum Tax)	1/11 at 100.50	A+	$216,460
2,290	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/26 – AGM Insured	1/15 at 100.00	AA+	2,331,357
2,505	Total Transportation			2,547,817
	U.S. Guaranteed – 17.2% (11.3% of Total Investments) (4)
735	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	N/R (4)	804,377
2,665	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 102.00	AAA	2,783,298
1,750	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)	5/11 at 100.00	N/R (4)	1,791,563
25	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/20 (Pre-refunded 1/01/17) – FGIC Insured	1/17 at 100.00	A+ (4)	28,338
1,000	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/16 (Pre-refunded 8/01/12)	8/12 at 100.00	AAA	1,073,980
2,550	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) – NPFG Insured	2/12 at 102.00	Aaa	2,738,853
8,725	Total U.S. Guaranteed			9,220,409
	Utilities – 10.8% (7.1% of Total Investments)
450	Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Series 2010A, 5.000%, 8/01/37 – AGC Insured	8/20 at 100.00	AA+	455,823
1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A, 5.000%, 1/01/25 – NPFG Insured	1/17 at 100.00	A	1,027,930
975	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/20 – FGIC Insured	No Opt. Call	A+	1,084,444
1,000	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A, 5.000%, 11/01/20 – NPFG Insured	11/13 at 100.00	A1	1,072,080
1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series 2003A, 5.000%, 1/01/22 – NPFG Insured	1/13 at 100.00	A	1,024,520
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	BBB–	1,158,072
5,625	Total Utilities			5,822,869
	Water and Sewer – 22.1% (14.5% of Total Investments)
190	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 – FGIC Insured	5/11 at 100.00	A1	182,938
1,225	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/24 – AGM Insured	11/14 at 100.00	AA+	1,260,476
2,490	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – AGM Insured	8/18 at 100.00	AA+	2,538,281
335	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26 – AMBAC Insured	6/11 at 102.00	AAA	347,191
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
500	5.000%, 6/01/32	6/18 at 100.00	Aa2	512,730
150	5.000%, 6/01/37	6/18 at 100.00	Aa2	152,013
890	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2007, 5.000%, 6/01/37 – NPFG Insured	6/17 at 100.00	Aa2	904,560
750	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 – AGM Insured	4/17 at 100.00	Aaa	758,678
1,950	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 – FGIC Insured	1/14 at 100.00	Aa2	2,041,260
1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/21 – AGM Insured	No Opt. Call	AA+	1,189,880

Nuveen Investments 19

Nuveen Georgia Premium Income Municipal Fund (continued)
NPG	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,000	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008, 5.500%, 1/01/38	1/19 at 100.00	Aa2	$1,054,980
890	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa2	898,215
11,370	Total Water and Sewer			11,841,202
$78,975	Total Investments (cost $79,533,637) – 152.2%			81,704,218
	Floating Rate Obligations – (2.2)%			(1,190,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (52.8)% (5)			(28,340,000)
	Other Assets Less Liabilities – 2.8%			1,522,442
	Net Assets Applicable to Common Shares – 100%			$53,696,660

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.7%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

20 Nuveen Investments

Nuveen Georgia Dividend Advantage Municipal Fund
NZX	Portfolio of Investments
November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 25.0% (16.7% of Total Investments)
$500	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35	6/19 at 100.00	Aa2	$516,840
1,200	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39	7/17 at 100.00	A1	1,187,340
1,475	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/20 – SYNCORA GTY Insured	8/14 at 100.00	A1	1,555,284
1,620	Bulloch County Development Authority, Georgia, Student Housing Lease Revenue Bonds, Georgia Southern University, Series 2002, 5.000%, 8/01/20 – AMBAC Insured	8/12 at 100.00	A1	1,683,650
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2001, 5.000%, 10/01/20 – AMBAC Insured	4/12 at 100.00	N/R	1,014,330
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2009B, Trust 3404:
145	17.020%, 3/01/17 (IF)	No Opt. Call	AA	173,669
230	17.048%, 3/01/17 (IF)	No Opt. Call	AA	263,249
750	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002, 5.000%, 7/01/19 – NPFG Insured	7/12 at 100.00	Aa3	770,348
6,920	Total Education and Civic Organizations			7,164,710
	Energy – 2.0% (1.4% of Total Investments)
650	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Baa3	583,850
	Health Care – 20.4% (13.6% of Total Investments)
105	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1997, 5.250%, 12/01/12	12/10 at 100.00	BB+	104,312
190	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28	12/10 at 100.00	BB+	162,657
500	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.250%, 12/01/22	12/14 at 100.00	BBB–	499,205
50	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2010, 5.000%, 6/15/40	6/20 at 100.00	AA–	48,719
600	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/41 at 100.00	A+	584,148
500	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007, 5.250%, 10/01/35	10/17 at 100.00	A2	491,785
300	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35	8/19 at 100.00	AA	294,969
	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare System Inc., Series 1999:
200	6.700%, 7/01/16	1/11 at 101.00	BB–	198,574
250	6.500%, 7/01/27	1/11 at 101.00	BB–	224,945
500	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System, Series 2003, 5.250%, 7/01/23 – RAAI Insured	1/14 at 100.00	Baa1	495,215
2,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2002, 5.250%, 10/01/27 – AMBAC Insured	10/12 at 101.00	A+	2,005,060
750	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A+	713,678
5,945	Total Health Care			5,823,267
	Housing/Multifamily – 1.1% (0.7% of Total Investments)
350	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa2	306,898
	Housing/Single Family – 12.9% (8.6% of Total Investments)
650	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22 (Alternative Minimum Tax)	12/11 at 100.00	AAA	655,356
1,000	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.500%, 12/01/27 (Alternative Minimum Tax)	12/15 at 100.00	AAA	980,200

Nuveen Investments 21

Nuveen Georgia Dividend Advantage Municipal Fund (continued)
NZX	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$2,000	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series 2002A-2, 5.450%, 12/01/22 (Alternative Minimum Tax)	12/11 at 100.00	AAA	$2,047,677
3,650	Total Housing/Single Family			3,683,233
	Industrials – 3.5% (2.3% of Total Investments)
1,000	Cartersville Development Authority, Georgia, Waste and Wastewater Facilities Revenue Refunding Bonds, Anheuser Busch Cos. Inc. Project, Series 2002, 5.950%, 2/01/32 (Alternative Minimum Tax)	2/12 at 100.00	BBB+	1,007,260
	Long-Term Care – 0.9% (0.6% of Total Investments)
250	Medical Center Hospital Authority, Georgia, Revenue Bonds, Spring Harbor at Green Island, Series 2007, 5.000%, 7/01/11	No Opt. Call	N/R	250,735
	Materials – 2.2% (1.4% of Total Investments)
20	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds, International Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)	11/13 at 100.00	BBB	19,796
600	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)	2/12 at 101.00	BBB	603,810
620	Total Materials			623,606
	Tax Obligation/General – 20.9% (14.0% of Total Investments)
360	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA+	344,430
500	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical Center, Series 2007, 5.000%, 1/01/27 – NPFG Insured	1/17 at 100.00	Aa1	512,895
1,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2002, 5.375%, 1/01/19 – NPFG Insured	1/12 at 101.00	Aa1	1,029,300
200	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	210,316
250	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose Project, Series 2009, 5.500%, 5/01/38 – AGC Insured	5/19 at 100.00	AA+	257,023
700	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	767,921
100	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	110,075
500	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	582,465
1,000	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (UB)	2/18 at 100.00	AAA	1,045,560
500	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004, 5.000%, 7/01/20 – NPFG Insured	7/14 at 101.00	Aa1	524,120
600	Paulding County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 2/01/33	2/17 at 100.00	AA+	610,308
5,710	Total Tax Obligation/General			5,994,413
	Tax Obligation/Limited – 10.3% (6.8% of Total Investments)
40	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA+	40,042
500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31	No Opt. Call	N/R	507,995
115	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	A–	122,013
	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
300	5.400%, 1/01/20	7/15 at 100.00	A–	304,974
75	5.600%, 1/01/30	7/15 at 100.00	A–	71,696
215	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	186,728
65	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993, 5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	A	68,195
1,525	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public Facilities Projects, Series 2002A, 5.000%, 8/01/14	8/12 at 101.00	AA	1,637,743
2,835	Total Tax Obligation/Limited			2,939,386
	Transportation – 3.5% (2.4% of Total Investments)
1,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.400%, 1/01/15 – FGIC Insured	1/11 at 100.50	A+	1,012,790

22 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 25.3% (16.9% of Total Investments) (4)
$1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2002, 5.250%, 12/01/21 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	Aa2 (4)	$1,082,840
1,500	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	N/R (4)	1,641,585
1,250	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)	5/11 at 100.00	N/R (4)	1,279,688
730	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18 (Pre-refunded 8/01/12)	8/12 at 100.00	AAA	784,005
1,100	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) – NPFG Insured	2/12 at 102.00	Aaa	1,181,466
1,200	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2001, 5.750%, 10/01/31 (Pre-refunded 10/01/11)	10/11 at 102.00	Baa2 (4)	1,278,240
6,780	Total U.S. Guaranteed			7,247,824
	Utilities – 1.9% (1.3% of Total Investments)
500	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A, 5.250%, 11/01/15 – NPFG Insured	11/13 at 100.00	A1	548,510
	Water and Sewer – 20.0% (13.3% of Total Investments)
1,200	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/24 – AGM Insured	11/14 at 100.00	AA+	1,234,752
625	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – AGM Insured	8/18 at 100.00	AA+	637,119
350	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 6/01/37	6/18 at 100.00	Aa2	354,697
890	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2007, 5.000%, 6/01/37 – NPFG Insured	6/17 at 100.00	Aa2	904,560
375	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 – AGM Insured	4/17 at 100.00	Aaa	379,339
500	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 – FGIC Insured	1/14 at 100.00	Aa2	523,400
1,395	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2001B, 5.000%, 10/01/21	10/11 at 101.00	Aa1	1,453,241
230	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa2	232,123
5,565	Total Water and Sewer			5,719,231
$41,775	Total Investments (cost $42,000,682) – 149.9%			42,905,713
	Floating Rate Obligations – (2.3)%			(660,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (50.1%) (5)			(14,340,000)
	Other Assets Less Liabilities – 2.5%			712,945
	Net Assets Applicable to Common Shares – 100%			$28,618,658

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.4%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments 23

Nuveen Georgia Dividend Advantage Municipal Fund 2
NKG	Portfolio of Investments
November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.9% (1.9% of Total Investments)
$2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	$1,826,260
	Education and Civic Organizations – 17.5% (11.7% of Total Investments)
2,320	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2002, 5.000%, 12/01/33 – AMBAC Insured	12/12 at 100.00	Aa2	2,332,064
500	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35	6/19 at 100.00	Aa2	516,840
1,225	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/18 – AMBAC Insured	12/12 at 100.00	N/R	1,257,769
3,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39	7/17 at 100.00	A1	2,968,350
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech – Klaus Parking and Family Housing, Series 2003, 5.000%, 11/01/23 – NPFG Insured	11/13 at 100.00	Aa3	2,021,000
1,050	Fulton County Development Authority, Georgia, Revenue Bonds, TUFF Morehouse Project, Series 2002A, 5.000%, 2/01/34 – AMBAC Insured	2/12 at 100.00	A2	1,050,872
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2009B, Trust 3404:
315	17.020%, 3/01/17 (IF)	No Opt. Call	AA	377,282
490	17.048%, 3/01/17 (IF)	No Opt. Call	AA	560,834
10,900	Total Education and Civic Organizations			11,085,011
	Health Care – 15.7% (10.5% of Total Investments)
100	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1997, 5.250%, 12/01/12	12/10 at 100.00	BB+	99,345
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
65	5.250%, 12/01/22	12/10 at 100.00	BB+	58,880
550	5.375%, 12/01/28	12/10 at 100.00	BB+	470,850
	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
185	5.000%, 12/01/19	12/14 at 100.00	BBB–	185,999
1,000	5.250%, 12/01/22	12/14 at 100.00	BBB–	998,410
500	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2010, 5.000%, 6/15/40	6/20 at 100.00	AA–	487,185
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B:
700	5.125%, 2/15/40	No Opt. Call	A+	676,802
1,645	5.250%, 2/15/45	2/41 at 100.00	A+	1,601,539
1,140	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007, 5.250%, 10/01/35	10/17 at 100.00	A2	1,121,270
	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009:
200	5.000%, 8/01/32	8/19 at 100.00	AA	200,126
450	5.000%, 8/01/35	8/19 at 100.00	AA	442,454
	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare System Inc., Series 1999:
350	6.700%, 7/01/16	1/11 at 101.00	BB–	347,505
650	6.500%, 7/01/27	1/11 at 101.00	BB–	584,857
2,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System, Series 2003, 5.250%, 7/01/23 – RAAI Insured	1/14 at 100.00	Baa1	1,980,860
750	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A+	713,678
10,285	Total Health Care			9,969,760

24 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 4.7% (3.1% of Total Investments)
$25	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa2	$21,921
	Savannah Economic Development Authority, Georgia, GNMA Collateralized Multifamily Housing Revenue Bonds, Snap I-II-III Apartments, Series 2002A:
500	5.150%, 11/20/22 (Alternative Minimum Tax)	11/12 at 102.00	AAA	512,150
980	5.200%, 11/20/27 (Alternative Minimum Tax)	11/12 at 102.00	AAA	989,780
1,465	5.250%, 11/20/32 (Alternative Minimum Tax)	11/12 at 102.00	AAA	1,470,699
2,970	Total Housing/Multifamily			2,994,550
	Housing/Single Family – 0.5% (0.3% of Total Investments)
170	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.550%, 12/01/31 (Alternative Minimum Tax)	12/15 at 100.00	AAA	157,413
150	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series 2001B-2, 5.400%, 12/01/31 (Alternative Minimum Tax)	6/11 at 100.00	AAA	154,017
320	Total Housing/Single Family			311,430
	Industrials – 3.2% (2.1% of Total Investments)
2,190	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste Management Project, Series 2004A, 5.000%, 4/01/33 (Alternative Minimum Tax)	4/16 at 101.00	BBB	1,998,813
	Long-Term Care – 0.4% (0.3% of Total Investments)
250	Medical Center Hospital Authority, Georgia, Revenue Bonds, Spring Harbor at Green Island, Series 2007, 5.000%, 7/01/11	No Opt. Call	N/R	250,735
	Materials – 2.6% (1.7% of Total Investments)
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds, International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)	2/11 at 101.00	BBB	1,011,180
250	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)	2/12 at 101.00	BBB	251,588
370	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa3	396,633
1,620	Total Materials			1,659,401
	Tax Obligation/General – 28.3% (18.9% of Total Investments)
600	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA+	574,050
900	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	946,422
1,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center Project, Series 2002, 5.200%, 7/01/32 – NPFG Insured	7/12 at 101.00	Aa2	1,010,370
1,000	Forsyth County, Georgia, General Obligation Bonds, Series 2004, 5.250%, 3/01/19	3/14 at 101.00	Aaa	1,108,520
915	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose Project, Series 2009, 5.500%, 5/01/38 – AGC Insured	5/19 at 100.00	AA+	940,702
1,700	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	1,864,951
1,645	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	1,810,734
750	Georgia, General Obligation Bonds, Series 1998D, 5.250%, 10/01/15	No Opt. Call	AAA	887,250
1,000	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	1,164,930
2,100	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (UB)	2/18 at 100.00	AAA	2,195,676
250	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	253,858
	Oconee County, Georgia, General Obligation Bonds, Recreation Project, Series 2003:
1,410	5.500%, 1/01/23 – AMBAC Insured	1/13 at 101.00	Aa2	1,523,843
1,470	5.250%, 1/01/26 – AMBAC Insured	1/13 at 101.00	Aa2	1,538,076
1,200	Paulding County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 2/01/33	2/17 at 100.00	AA+	1,220,616

Nuveen Investments 25

Nuveen Georgia Dividend Advantage Municipal Fund 2 (continued)
NKG	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$950	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 – SYNCORA GTY Insured	3/16 at 100.00	N/R	$912,238
16,890	Total Tax Obligation/General			17,952,236
	Tax Obligation/Limited – 16.6% (11.1% of Total Investments)
	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
5	5.250%, 12/01/21 – AGC Insured	No Opt. Call	AA+	5,168
620	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA+	620,651
1,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B, Remarketed, 7.375%, 1/01/31	No Opt. Call	N/R	1,015,990
110	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	A–	116,708
	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
450	5.400%, 1/01/20	7/15 at 100.00	A–	457,461
350	5.600%, 1/01/30	7/15 at 100.00	A–	334,579
340	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	295,290
	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993:
105	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	A	115,440
1,755	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	A	1,841,258
750	Georgia Municipal Association Inc., Certificates of Participation, Atlanta Court Project, Series 2002, 5.125%, 12/01/21 – AMBAC Insured	6/12 at 101.00	N/R	759,863
2,500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa2	2,987,925
1,945	Tift County Hospital Authority, Georgia, Revenue Anticipation Bonds, Tift Regional Medical Center, Series 2002, 5.250%, 12/01/19 – AMBAC Insured	12/12 at 101.00	Aa3	1,973,008
9,930	Total Tax Obligation/Limited			10,523,341
	Transportation – 5.1% (3.4% of Total Investments)
3,195	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.500%, 1/01/21 – FGIC Insured	1/11 at 100.50	A+	3,236,726
	U.S. Guaranteed – 16.9% (11.2% of Total Investments) (4)
180	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2002, 5.000%, 12/01/33 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	Aa2 (4)	194,020
1,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.250%, 10/01/22 (Pre-refunded 10/01/12) – AGM Insured	10/12 at 100.00	AA+ (4)	1,085,260
1,000	Cherokee County School System, Georgia, General Obligation Bonds, Series 2003, 5.000%, 8/01/16 (Pre-refunded 8/01/13) – NPFG Insured	8/13 at 100.00	AA+ (4)	1,112,160
1,305	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)	5/11 at 100.00	N/R (4)	1,335,994
	Newnan Hospital Authority, Georgia, Revenue Anticipation Certificates, Newnan Hospital Inc., Series 2002:
2,260	5.500%, 1/01/19 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	Aa3 (4)	2,483,514
3,020	5.500%, 1/01/20 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	Aa3 (4)	3,318,677
1,100	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2001, 5.750%, 10/01/31 (Pre-refunded 10/01/11)	10/11 at 102.00	Baa2 (4)	1,171,720
9,865	Total U.S. Guaranteed			10,701,345
	Utilities – 6.3% (4.2% of Total Investments)
900	Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Series 2010A, 5.000%, 8/01/37 – AGC Insured	8/20 at 100.00	AA+	911,646
1,000	Elberton, Georgia, Combined Utility System Revenue Refunding and Improvement Bonds, Series 2001, 5.000%, 1/01/22 – AMBAC Insured	1/12 at 100.00	A3	1,033,810
1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A, 5.000%, 1/01/25 – NPFG Insured	1/17 at 100.00	A	1,027,930
1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series 2003A, 5.000%, 1/01/22 – NPFG Insured	1/13 at 100.00	A	1,024,520
3,900	Total Utilities			3,997,906

26 Nuveen Investments

Nuveen Georgia Dividend Advantage Municipal Fund 2 (continued)
NKG	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 29.4% (19.6% of Total Investments)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004:
$500	5.250%, 11/01/15 – AGM Insured	11/14 at 100.00	AA+	$558,315
700	5.000%, 11/01/37 – AGM Insured	11/14 at 100.00	AA+	703,185
3,500	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.000%, 10/01/27 – AGM Insured	10/12 at 100.00	AA+	3,552,184
1,990	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – AGM Insured	8/18 at 100.00	AA+	2,028,586
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
500	5.000%, 6/01/32	6/18 at 100.00	Aa2	512,730
500	5.000%, 6/01/37	6/18 at 100.00	Aa2	506,710
1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/29 – NPFG Insured	12/15 at 100.00	Aa2	1,035,530
445	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2007, 5.000%, 6/01/37 – NPFG Insured	6/17 at 100.00	Aa2	452,280
4,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2002, 5.000%, 4/01/32	4/13 at 100.00	Aaa	4,097,759
375	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 – AGM Insured	4/17 at 100.00	Aaa	379,339
950	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 1998, 5.000%, 1/01/16 – FGIC Insured	1/11 at 100.00	Aa2	953,249
3,100	Harris County, Georgia, Water System Revenue Bonds, Series 2002, 5.000%, 12/01/22 – AMBAC Insured	12/12 at 100.00	N/R	3,138,067
685	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa2	691,323
18,245	Total Water and Sewer			18,609,257
$92,560	Total Investments (cost $93,518,684) – 150.1%			95,116,771
	Floating Rate Obligations – (2.2)%			(1,395,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (50.9)% (5)			(32,265,000)
	Other Assets Less Liabilities – 3.0%			1,898,660
	Net Assets Applicable to Common Shares – 100%			$63,355,431

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.9%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments 27

Nuveen North Carolina Premium Income Municipal Fund
NNC	Portfolio of Investments
November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 20.1% (13.1% of Total Investments)
$2,500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2005A, 5.000%, 10/01/41 (UB)	10/15 at 100.00	AA+	$2,546,550
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A:
970	5.250%, 4/01/23 – SYNCORA GTY Insured	4/13 at 100.00	N/R	979,797
500	5.000%, 4/01/33 – SYNCORA GTY Insured	4/13 at 100.00	N/R	464,700
2,285	North Carolina State University at Raleigh, General Revenue Bonds, Series 2003A, 5.000%, 10/01/15	10/13 at 100.00	Aa1	2,517,407
1,530	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/15 – AMBAC Insured	No Opt. Call	A+	1,718,879
120	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%, 4/01/22 – AMBAC Insured	10/12 at 100.00	A+	125,928
	University of North Carolina Wilmington, Certificates of Participation, Student Housing Project Revenue Bonds, Series 2006:
1,430	5.000%, 6/01/23 – FGIC Insured	6/16 at 100.00	A	1,494,836
1,505	5.000%, 6/01/24 – FGIC Insured	6/16 at 100.00	A	1,559,496
	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2003:
2,380	5.000%, 12/01/19	12/13 at 100.00	Aaa	2,539,698
2,725	5.000%, 12/01/21	12/13 at 100.00	Aaa	2,952,973
1,500	5.000%, 12/01/23	12/13 at 100.00	Aaa	1,615,950
17,445	Total Education and Civic Organizations			18,516,214
	Energy – 1.6% (1.1% of Total Investments)
1,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	Baa3	1,505,955
	Health Care – 23.6% (15.4% of Total Investments)
1,145	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/27	10/17 at 100.00	N/R	1,022,313
2,300	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	2,269,548
500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Refunding Revenue Bonds, Carolinas HealthCare System, Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	509,905
1,000	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008, 5.250%, 10/01/36 – AGM Insured	4/18 at 100.00	AA+	1,018,510
225	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured	10/19 at 100.00	AA+	229,795
500	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A, 5.250%, 11/01/40	11/20 at 100.00	A+	499,975
920	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series 2009A, 5.625%,	10/14 at 100.00	AA+	942,512
	10/01/38 – AGC Insured
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/19	11/13 at 100.00	A+	2,085,340
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Stanly Memorial Hospital, Series 1999, 6.375%, 10/01/29	4/11 at 100.00	BBB+	2,000,400
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical Center, Series 2002A:
1,000	5.500%, 1/01/19	1/12 at 100.00	A+	1,014,050
550	5.500%, 1/01/20	1/12 at 100.00	A+	556,793
1,750	5.375%, 1/01/32	1/12 at 100.00	A+	1,748,810
3,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Series 2002, 5.375%, 6/01/32	6/12 at 101.00	A	2,908,919
1,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/27	11/17 at 100.00	A–	1,443,585
1,395	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	A	1,374,759

28 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System, Series 2004A:
$600	5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	A	$617,730
500	5.250%, 7/01/22 – AMBAC Insured	7/14 at 100.00	A	510,280
300	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	303,306
660	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 – NPFG Insured	10/16 at 100.00	A	667,445
21,845	Total Health Care			21,723,975
	Housing/Multifamily – 4.6% (3.0% of Total Investments)
1,000	Asheville Housing Authority, North Carolina, GNMA-Collateralized Multifamily Housing Revenue Bonds, Woodridge Apartments, Series 1997, 5.800%, 11/20/39 (Alternative Minimum Tax)	5/11 at 100.00	AAA	1,000,350
2,290	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock Apartments, Series 2003, 5.375%, 1/01/36 (Alternative Minimum Tax)	7/13 at 105.00	AAA	2,333,418
1,000	North Carolina Capital Facilities Financing Agency, Housing Revenue Bonds, Elizabeth City State University, Series 2003A, 5.000%, 6/01/28 – AMBAC Insured	6/13 at 100.00	N/R	904,110
4,290	Total Housing/Multifamily			4,237,878
	Housing/Single Family – 6.1% (4.0% of Total Investments)
930	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 100.00	AA	930,121
1,875	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 6A, 6.200%, 1/01/29 (Alternative Minimum Tax)	1/11 at 100.00	AA	1,876,594
1,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33 (Alternative Minimum Tax)	1/17 at 100.00	AA	963,890
825	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	801,092
1,085	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996HH, 6.300%, 3/01/26 (Alternative Minimum Tax)	3/11 at 100.00	AA	1,086,161
5,715	Total Housing/Single Family			5,657,858
	Long-Term Care – 0.4% (0.2% of Total Investments)
375	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	N/R	335,126
	Materials – 0.5% (0.3% of Total Investments)
500	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB	437,225
	Tax Obligation/General – 4.5% (2.9% of Total Investments)
1,820	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/21	4/17 at 100.00	AAA	2,040,256
2,000	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	2,062,540
3,820	Total Tax Obligation/General			4,102,796
	Tax Obligation/Limited – 39.5% (25.7% of Total Investments)
1,330	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/17	2/13 at 100.00	AA	1,416,743
1,800	Catawba County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/21 – NPFG Insured	6/14 at 100.00	Aa2	1,888,884
1,700	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.375%, 6/01/26	6/13 at 100.00	AA+	1,764,787
1,400	Charlotte, North Carolina, Certificates of Participation, Nascar Hall of Fame, Series 2009C, 5.000%, 6/01/39	6/19 at 100.00	AA+	1,423,758
950	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA+	969,352
1,500	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Series 2003A, 5.000%, 6/01/33	6/13 at 100.00	AA+	1,520,220

Nuveen Investments 29

Nuveen North Carolina Premium Income Municipal Fund (continued)
NNC	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002:
$1,050	5.250%, 6/01/20	6/12 at 101.00	AAA	$1,120,172
1,750	5.000%, 6/01/25	6/12 at 101.00	AAA	1,855,630
1,400	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 – NPFG Insured	6/17 at 100.00	AA–	1,450,260
1,000	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/14 – AMBAC Insured	No Opt. Call	Aa3	1,114,480
750	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/28 – AGC Insured	6/19 at 100.00	AA+	778,133
	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004:
1,715	5.250%, 4/01/18 – AGM Insured	4/14 at 100.00	AA+	1,856,865
500	5.250%, 4/01/20 – AGM Insured	4/14 at 100.00	AA+	531,400
1,000	5.250%, 4/01/22 – AGM Insured	4/14 at 100.00	AA+	1,050,840
200	Mecklenburg County, North Carolina, Certificates of Participation, Series 2009A, 5.000%, 2/01/27	No Opt. Call	AA+	210,040
2,600	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Capital Improvements, Series 2005A, 5.000%, 2/01/19	2/15 at 100.00	AA+	2,888,340
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A, 5.000%, 2/01/23	2/14 at 100.00	AA+	1,602,945
1,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B, 5.000%, 6/01/20	6/14 at 100.00	AA+	1,592,790
	North Carolina, Certificates of Participation, Series 2003:
1,130	5.250%, 6/01/21	6/13 at 100.00	AA+	1,202,139
1,000	5.250%, 6/01/23	6/13 at 100.00	AA+	1,047,460
2,000	Puerto Rico Highway and Transportation Authority, Grant Anticipation Revenue Bonds, Series 2004, 5.000%, 9/15/21 – NPFG Insured	3/14 at 100.00	A+	2,014,320
3,675	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	767,597
285	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	298,130
1,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 – AGM Insured	6/14 at 102.00	AA+	1,071,150
1,000	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 12/01/27 – AGM Insured	12/17 at 100.00	AA+	1,041,630
1,950	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 – AGM Insured (UB)	6/17 at 100.00	AA+	1,962,363
1,200	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	1,249,092
700	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	Aa3	721,399
37,585	Total Tax Obligation/Limited			36,410,919
	Transportation – 11.5% (7.5% of Total Investments)
2,500	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.000%, 7/01/39	7/20 at 100.00	A+	2,496,100
	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A:
600	5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	A+	629,094
2,710	5.000%, 7/01/29 – NPFG Insured	7/14 at 100.00	A+	2,738,211
1,020	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	1,029,088
600	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA+	632,250
4,230	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B, 0.000%, 1/01/33 – AGC Insured	No Opt. Call	AA+	1,193,960
500	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%, 7/01/20 – SYNCORA GTY Insured	7/15 at 100.00	A2	529,985

30 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$1,375	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/36	No Opt. Call	Aa3	$1,386,248
13,535	Total Transportation			10,634,936
	U.S. Guaranteed – 21.6% (14.0% of Total Investments) (4)
1,890	Craven County, North Carolina, General Obligation Bonds, Series 2002, 5.000%, 5/01/21 (Pre-refunded 5/01/12) – AMBAC Insured	5/12 at 101.00	AA (4)	2,028,764
4,285	Durham County, North Carolina, General Obligation Bonds, Series 2002B, 5.000%, 4/01/16 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	4,544,113
1,530	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)	10/11 at 101.00	AA (4)	1,604,526
735	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	Aa3 (4)	843,780
4,260	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1986, 5.000%, 1/01/20 (ETM)	No Opt. Call	AAA	4,927,584
2,250	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 11/01/16 (Pre-refunded 5/01/11) – FGIC Insured	5/11 at 101.00	Aa3 (4)	2,319,255
	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
420	5.375%, 4/01/22 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	456,767
460	5.375%, 4/01/22 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	499,647
1,675	University of North Carolina, Wilmington, General Revenue Bonds, Series 2002A, 5.000%, 1/01/23 (Pre-refunded 1/01/12) – AMBAC Insured	1/12 at 101.00	A1 (4)	1,771,966
800	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.000%, 6/01/18 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	853,016
18,305	Total U.S. Guaranteed			19,849,418
	Utilities – 9.1% (5.9% of Total Investments)
25	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003C, 5.375%, 1/01/17	1/13 at 100.00	A–	26,795
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003F, 5.500%, 1/01/15	1/13 at 100.00	A–	3,227,489
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005, 5.250%, 1/01/20 – AMBAC Insured	1/16 at 100.00	A–	1,098,300
	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
5	5.500%, 1/01/17 – FGIC Insured	1/11 at 100.00	Baa1	5,011
65	5.500%, 1/01/21	1/11 at 100.00	A–	65,085
165	6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	194,472
575	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	582,222
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/15 – AMBAC Insured	1/13 at 100.00	A	2,143,600
1,000	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/12 at 101.00	A1	1,055,440
7,835	Total Utilities			8,398,414
	Water and Sewer – 10.6% (6.9% of Total Investments)
1,605	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2005, 5.000%, 6/01/20 – SYNCORA GTY Insured	6/15 at 100.00	A2	1,648,239
500	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – AGM Insured	4/18 at 100.00	AA+	512,460
50	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001, 5.125%, 6/01/26	6/11 at 101.00	AAA	51,291
1,295	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A, 5.000%, 6/01/26	6/15 at 100.00	AAA	1,365,616
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
550	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA+	588,110
1,000	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA+	1,069,290

Nuveen Investments 31

Nuveen North Carolina Premium Income Municipal Fund (continued)
NNC	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$500	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%, 6/01/23 – SYNCORA GTY Insured	6/14 at 100.00	A	$521,290
3,865	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A, 5.000%, 6/01/37 (UB)	6/17 at 100.00	AAA	3,978,399
9,365	Total Water and Sewer			9,734,695
$142,115	Total Investments (cost $137,677,027) – 153.7%			141,545,409
	Floating Rate Obligations – (5.6)%			(5,195,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (26.4)% (5)			(24,300,000)
	Other Assets Less Liabilities – 1.7%			1,578,856
	Auction Rate Preferred Shares, at Liquidation Value – (23.4)% (5)			(21,550,000)
	Net Assets Applicable to Common Shares – 100%			$92,079,265

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 17.2% and 15.2%, respectively.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

32 Nuveen Investments

Nuveen North Carolina Dividend Advantage Municipal Fund
NRB	Portfolio of Investments
November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 9.7% (5.8% of Total Investments)
$380	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2001A, 5.125%, 10/01/26	10/11 at 100.00	AA+	$384,381
150	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A, 5.000%, 4/01/33 – SYNCORA GTY Insured	4/13 at 100.00	N/R	139,410
520	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%, 4/01/17 – AMBAC Insured	10/12 at 100.00	A+	552,973
1,750	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%, 12/01/25	6/11 at 100.00	Aaa	1,781,569
400	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%, 12/01/11	No Opt. Call	Aaa	418,636
3,200	Total Education and Civic Organizations			3,276,969
	Health Care – 25.1% (15.2% of Total Investments)
565	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38	10/17 at 100.00	N/R	426,761
950	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	937,422
1,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Refunding Revenue Bonds, Carolinas HealthCare System, Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	1,019,810
250	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008, 5.250%, 10/01/36 – AGM Insured	4/18 at 100.00	AA+	254,628
30	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured	10/19 at 100.00	AA+	30,639
1,000	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A, 5.250%, 11/01/40	11/20 at 100.00	A+	999,950
280	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series 2009A, 5.625%,	10/14 at 100.00	AA+	286,852
	10/01/38 – AGC Insured
1,110	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical Center, Series 2002A, 5.250%, 1/01/15	1/12 at 100.00	A+	1,137,306
980	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/26	5/11 at 100.00	A+	980,598
1,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Series 2002, 5.250%, 6/01/22	6/12 at 101.00	A	1,514,760
500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/20	11/17 at 100.00	A–	514,705
250	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	A	246,373
150	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	151,653
8,565	Total Health Care			8,501,457
	Housing/Single Family – 4.5% (2.7% of Total Investments)
370	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 100.00	AA	370,048
580	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)	1/11 at 100.00	AA	580,203
250	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33 (Alternative Minimum Tax)	1/17 at 100.00	AA	240,973
330	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	320,437
1,530	Total Housing/Single Family			1,511,661

Nuveen Investments 33

Nuveen North Carolina Dividend Advantage Municipal Fund (continued)
NRB	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 1.8% (1.1% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
$200	5.400%, 10/01/27	10/16 at 100.00	N/R	$190,426
300	5.500%, 10/01/31	10/16 at 100.00	N/R	275,922
150	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	N/R	134,051
650	Total Long-Term Care			600,399
	Materials – 1.0% (0.6% of Total Investments)
400	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB	349,780
	Tax Obligation/General – 11.5% (6.9% of Total Investments)
1,000	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/21	4/17 at 100.00	AAA	1,121,020
	North Carolina, General Obligation Bonds, Series 2004A:
1,000	5.000%, 3/01/18	3/14 at 100.00	AAA	1,112,740
1,000	5.000%, 3/01/22	3/14 at 100.00	AAA	1,085,170
550	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	567,199
3,550	Total Tax Obligation/General			3,886,129
	Tax Obligation/Limited – 27.0% (16.3% of Total Investments)
1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.375%, 6/01/26 (UB)	6/13 at 100.00	AA+	1,453,354
200	Charlotte, North Carolina, Certificates of Participation, Nascar Hall of Fame, Series 2009C, 5.000%, 6/01/39	6/19 at 100.00	AA+	203,394
305	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA+	311,213
160	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/23 – NPFG Insured	6/17 at 100.00	AA–	169,674
1,870	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/15 – AMBAC Insured	12/12 at 100.00	AA–	2,017,075
1,250	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/21 – AMBAC Insured	6/14 at 100.00	Aa3	1,307,125
1,390	Durham, North Carolina, Certificates of Participation, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AA+	1,439,693
50	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/28 – AGC Insured	6/19 at 100.00	AA+	51,876
525	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	109,657
470	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project, Series 2004B, 5.000%, 6/01/20	6/14 at 100.00	AA+	499,074
170	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	177,832
150	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 12/01/27 – AGM Insured	12/17 at 100.00	AA+	156,245
700	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 – AGM Insured (UB)	6/17 at 100.00	AA+	704,438
250	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	260,228
250	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	Aa3	257,643
9,140	Total Tax Obligation/Limited			9,118,521
	Transportation – 9.4% (5.7% of Total Investments)
1,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.000%, 7/01/39	7/20 at 100.00	A+	998,440
360	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	363,208

34 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
$50	5.375%, 1/01/26 – AGC Insured	1/19 at 100.00	AA+	$53,268
275	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA+	289,781
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B:
2,170	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA+	574,529
175	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA+	35,849
300	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%, 7/01/20 – SYNCORA GTY Insured	7/15 at 100.00	A2	317,991
550	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/36	No Opt. Call	Aa3	554,499
4,880	Total Transportation			3,187,565
	U.S. Guaranteed – 18.5% (11.2% of Total Investments) (4)
100	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AAA	114,995
500	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2001A, 5.125%, 6/01/21 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	517,300
620	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2001A, 5.125%, 10/01/26 (Pre-refunded 10/01/11)	10/11 at 100.00	AAA	645,358
125	North Carolina Capital Facilities Financing Agency, Revenue Bonds, High Point University, Series 2001, 5.125%, 9/01/18 (Pre-refunded 9/01/11)	9/11 at 101.00	N/R (4)	130,344
800	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)	10/11 at 101.00	AA (4)	838,968
300	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	Aa3 (4)	344,400
1,530	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 11/01/18 (Pre-refunded 5/01/11) – FGIC Insured	5/11 at 101.00	Aa3 (4)	1,577,093
	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
1,020	5.375%, 4/01/17 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	1,109,291
910	5.375%, 4/01/17 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	988,433
5,905	Total U.S. Guaranteed			6,266,182
	Utilities – 13.2% (8.0% of Total Investments)
	Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2001:
1,000	5.250%, 9/01/20 – AGM Insured	9/11 at 101.00	AA+	1,039,040
500	5.250%, 9/01/21 – AGM Insured	9/11 at 101.00	AA+	517,975
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005, 5.250%, 1/01/20 – AMBAC Insured	1/16 at 100.00	A–	549,150
745	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 5.500%, 1/01/17 – FGIC Insured	1/11 at 100.00	Baa1	746,661
25	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	25,314
1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/12 at 101.00	A1	1,583,159
4,270	Total Utilities			4,461,299
	Water and Sewer – 43.9% (26.5% of Total Investments)
100	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – AGM Insured	4/18 at 100.00	AA+	102,492
505	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35	8/18 at 100.00	AA	520,367
2,250	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001, 5.125%, 6/01/26	6/11 at 101.00	AAA	2,308,070
1,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	1,043,220
500	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A, 5.000%, 6/01/25	6/15 at 100.00	AAA	529,390

Nuveen Investments 35

Nuveen North Carolina Dividend Advantage Municipal Fund (continued)
NRB	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$700	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A, 6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA+	$748,503
400	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%, 6/01/23 – SYNCORA GTY Insured	6/14 at 100.00	A	417,031
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
4,440	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	4,640,732
3,000	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	3,101,160
5	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals Series 11-R-645-2, 13.760%, 3/01/14 (IF)	No Opt. Call	AAA	5,506
1,385	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A, 5.000%, 6/01/37 (UB)	6/17 at 100.00	AAA	1,425,636
14,285	Total Water and Sewer			14,842,107
$56,375	Total Investments (cost $54,521,220) – 165.6%			56,002,069
	Floating Rate Obligations – (21.2)%			(7,160,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (49.1)% (5)			(16,600,000)
	Other Assets Less Liabilities – 4.7%			1,572,634
	Net Assets Applicable to Common Shares – 100%			$33,814,703

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.6%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

36 Nuveen Investments

Nuveen North Carolina Dividend Advantage Municipal Fund 2
NNO	Portfolio of Investments
November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 11.3% (7.1% of Total Investments)
	Appalachian State University, North Carolina, Housing and Student Center System Revenue Refunding Bonds, Series 2002:
$1,040	5.000%, 7/15/14 – NPFG Insured	7/12 at 100.00	Aa3	$1,103,066
1,000	5.000%, 7/15/15 – NPFG Insured	7/12 at 100.00	Aa3	1,048,170
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2001A:
715	5.125%, 10/01/26	10/11 at 100.00	AA+	723,244
380	5.125%, 10/01/41	10/11 at 100.00	AA+	380,695
800	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A, 5.000%, 4/01/33 – SYNCORA GTY Insured	4/13 at 100.00	N/R	743,520
130	University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/19 – AMBAC Insured	10/12 at 100.00	A+	137,497
1,000	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/22 – AMBAC Insured	4/15 at 100.00	A+	1,043,040
500	University of North Carolina Wilmington, Certificates of Participation, Student Housing Project Revenue Bonds, Series 2006, 5.000%, 6/01/21 – FGIC Insured	6/16 at 100.00	A	531,635
250	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%, 12/01/11	No Opt. Call	Aaa	261,648
250	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured	3/15 at 100.00	A	262,838
6,065	Total Education and Civic Organizations			6,235,353
	Health Care – 29.2% (18.4% of Total Investments)
1,015	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38	10/17 at 100.00	N/R	766,660
1,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	986,760
750	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Refunding Revenue Bonds, Carolinas HealthCare System, Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	764,858
1,640	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31	1/11 at 101.00	AA–	1,642,394
500	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008, 5.250%, 10/01/36 – AGM Insured	4/18 at 100.00	AA+	509,255
120	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured	10/19 at 100.00	AA+	122,557
1,250	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A, 5.250%, 11/01/40, DD	11/20 at 100.00	A+	1,249,938
455	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series 2009A, 5.625%,	10/14 at 100.00	AA+	466,134
	10/01/38 – AGC Insured
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/20	11/13 at 100.00	A+	2,069,580
1,005	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical Center, Series 2002A, 5.250%, 1/01/13	1/12 at 100.00	A+	1,036,386
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Series 2002:
1,000	5.500%, 6/01/15	6/12 at 101.00	A	1,042,160
2,100	5.250%, 6/01/22	6/12 at 101.00	A	2,120,664
925	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/27	11/17 at 100.00	A–	890,211
1,250	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	A	1,231,863

Nuveen Investments 37

Nuveen North Carolina Dividend Advantage Municipal Fund 2 (continued)
NNO	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System, Series 2004A:
$595	5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	A	$612,582
500	5.250%, 7/01/22 – AMBAC Insured	7/14 at 100.00	A	510,280
150	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	151,653
16,255	Total Health Care			16,173,935
	Housing/Single Family – 3.6% (2.3% of Total Investments)
320	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 100.00	AA	320,042
	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 13A:
580	4.700%, 7/01/12 (Alternative Minimum Tax)	7/11 at 100.00	AA	587,842
585	4.850%, 7/01/13 (Alternative Minimum Tax)	7/11 at 100.00	AA	591,944
510	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	495,220
1,995	Total Housing/Single Family			1,995,048
	Long-Term Care – 1.7% (1.1% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
250	5.400%, 10/01/27	10/16 at 100.00	N/R	238,033
600	5.500%, 10/01/31	10/16 at 100.00	N/R	551,844
185	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	N/R	165,329
1,035	Total Long-Term Care			955,206
	Materials – 2.5% (1.5% of Total Investments)
300	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB	262,335
1,100	Northampton County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company, Series 2001A, 6.200%, 2/01/25 (Alternative Minimum Tax)	2/11 at 101.00	BBB	1,112,210
1,400	Total Materials			1,374,545
	Tax Obligation/General – 9.7% (6.1% of Total Investments)
1,475	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/22	4/17 at 100.00	AAA	1,637,988
1,050	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,109,693
500	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	542,585
2,000	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	2,062,540
5,025	Total Tax Obligation/General			5,352,806
	Tax Obligation/Limited – 35.9% (22.5% of Total Investments)
30	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/16	2/13 at 100.00	AA	32,102
1,750	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.000%, 6/01/28	6/13 at 100.00	AA+	1,791,493
400	Charlotte, North Carolina, Certificates of Participation, Nascar Hall of Fame, Series 2009C, 5.000%, 6/01/39	6/19 at 100.00	AA+	406,788
575	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA+	586,713
1,850	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.250%, 6/01/18	6/12 at 101.00	AAA	1,973,636
800	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27- NPFG Insured	6/17 at 100.00	AA–	828,720

38 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$500	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/29 – AGC Insured	6/19 at 100.00	AA+	$514,830
	Hartnett County, North Carolina, Certificates of Participation, Series 2002:
1,000	5.250%, 12/01/15 – AGM Insured	12/12 at 101.00	AA+	1,085,480
2,025	5.375%, 12/01/16 – AGM Insured	12/12 at 101.00	AA+	2,203,078
715	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004, 5.250%, 4/01/20 – AGM Insured	4/14 at 100.00	AA+	759,902
1,380	Pasquotank County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/25 – NPFG Insured	6/14 at 100.00	A	1,397,002
2,070	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series 2004B, 5.000%, 4/01/29 – AMBAC Insured	4/14 at 100.00	AA–	2,085,670
2,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	548,284
	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project, Series 2004B:
805	5.000%, 6/01/20	6/14 at 100.00	AA+	854,797
1,310	5.000%, 6/01/21	6/14 at 100.00	AA+	1,381,408
115	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	120,298
1,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 – AGM Insured	6/14 at 102.00	AA+	1,071,150
100	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 12/01/27 – AGM Insured	12/17 at 100.00	AA+	104,163
1,150	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 – AGM Insured (UB)	6/17 at 100.00	AA+	1,157,291
500	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	520,455
400	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	Aa3	412,228
21,100	Total Tax Obligation/Limited			19,835,488
	Transportation – 13.2% (8.3% of Total Investments)
1,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.000%, 7/01/39	7/20 at 100.00	A+	998,440
1,935	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.000%, 7/01/34 – NPFG Insured	7/14 at 100.00	A+	1,938,057
660	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	665,881
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
90	5.375%, 1/01/26 – AGC Insured	1/19 at 100.00	AA+	95,882
205	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA+	216,554
430	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA+	453,113
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B:
150	0.000%, 1/01/31 – AGC Insured	No Opt. Call	AA+	47,850
100	0.000%, 1/01/33 – AGC Insured	No Opt. Call	AA+	28,226
50	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA+	12,440
5,600	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA+	1,222,480
350	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA+	71,698
435	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%, 7/01/20 – SYNCORA GTY Insured	7/15 at 100.00	A2	461,087
1,100	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/36	No Opt. Call	Aa3	1,108,998
12,105	Total Transportation			7,320,706

Nuveen Investments 39

Nuveen North Carolina Dividend Advantage Municipal Fund 2 (continued)
NNO	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 20.2% (12.7% of Total Investments) (4)
$490	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	Aa3 (4)	$497,806
200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AAA	229,990
370	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)	10/11 at 101.00	AA (4)	388,023
500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	Aa3 (4)	574,000
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
1,000	5.250%, 11/01/15 (Pre-refunded 5/01/11) – FGIC Insured	5/11 at 101.00	Aa3 (4)	1,030,780
2,320	5.250%, 11/01/16 (Pre-refunded 5/01/11) – FGIC Insured	5/11 at 101.00	Aa3 (4)	2,391,409
2,230	5.250%, 11/01/17 (Pre-refunded 5/01/11) – FGIC Insured	5/11 at 101.00	Aa3 (4)	2,298,638
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,000	5.000%, 3/01/21 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	1,128,200
1,250	5.000%, 3/01/22 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	1,406,825
505	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%, 4/01/19 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	548,526
270	University of North Carolina, Charlotte, Parking System Revenue Bonds, Series 2002, 5.000%, 1/01/20 (Pre-refunded 1/01/12) – NPFG Insured	1/12 at 101.00	A1 (4)	285,630
400	University of North Carolina, Greensboro, General Revenue Refunding Bonds, Series 2002B, 5.375%, 4/01/17 (Pre-refunded 4/01/11) – AGM Insured	4/11 at 101.00	AA+ (4)	410,788
10,535	Total U.S. Guaranteed			11,190,615
	Utilities – 7.8% (4.9% of Total Investments)
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005, 5.250%, 1/01/20 – AMBAC Insured	1/16 at 100.00	A–	549,150
	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
745	5.500%, 1/01/17 – FGIC Insured	1/11 at 100.00	Baa1	746,661
15	5.500%, 1/01/21	1/11 at 100.00	A–	15,020
225	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	227,826
2,600	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/12 at 101.00	A1	2,744,143
4,085	Total Utilities			4,282,800
	Water and Sewer – 24.0% (15.1% of Total Investments)
500	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – AGM Insured	4/18 at 100.00	AA+	512,460
500	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35	8/18 at 100.00	AA	515,215
2,520	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.250%, 7/01/13	No Opt. Call	AAA	2,805,411
1,000	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002, 5.000%, 6/01/23 – NPFG Insured	6/13 at 100.00	AA	1,030,750
700	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A, 6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA+	748,503
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
3,095	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	3,234,925
975	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	1,007,877
40	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals Series 11-R-645-2, 13.453%, 3/01/14 (IF)	No Opt. Call	AAA	45,425

40 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/25 – AGM Insured	6/15 at 100.00	AA+	$1,054,100
2,275	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A, 5.000%, 6/01/37 (UB)	6/17 at 100.00	AAA	2,341,749
12,605	Total Water and Sewer			13,296,415
$92,205	Total Investments (cost $85,837,423) – 159.1%			88,012,917
	Floating Rate Obligations – (8.7)%			(4,805,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (53.7)% (5)			(29,700,000)
	Other Assets Less Liabilities – 3.3%			1,804,278
	Net Assets Applicable to Common Shares – 100%			$55,312,195

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.7%.
N/R	Not rated.
DD	Portion of investment purchased on a delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments 41

Nuveen North Carolina Dividend Advantage Municipal Fund 3
NII	Portfolio of Investments
November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.2% (2.0% of Total Investments)
$2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	$1,826,260
	Education and Civic Organizations – 3.3% (2.0% of Total Investments)
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2001A:
330	5.125%, 10/01/26	10/11 at 100.00	AA+	333,805
95	5.125%, 10/01/41	10/11 at 100.00	AA+	95,174
200	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A, 5.000%, 4/01/33 – SYNCORA GTY Insured	4/13 at 100.00	N/R	185,880
705	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.000%, 4/01/27 – AMBAC Insured	10/12 at 100.00	A+	710,978
500	University of North Carolina Wilmington, Certificates of Participation, Student Housing Project Revenue Bonds, Series 2006, 5.000%, 6/01/21 – FGIC Insured	6/16 at 100.00	A	531,635
1,830	Total Education and Civic Organizations			1,857,472
	Health Care – 17.2% (10.7% of Total Investments)
695	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/27	10/17 at 100.00	N/R	620,531
1,200	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	1,184,112
500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Refunding Revenue Bonds, Carolinas HealthCare System, Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	509,905
580	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31	1/11 at 101.00	AA–	580,847
520	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008, 5.250%, 10/01/36 – AGM Insured	4/18 at 100.00	AA+	529,625
180	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured	10/19 at 100.00	AA+	183,836
2,000	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A, 5.250%, 11/01/40, DD	11/20 at 100.00	A+	1,999,900
545	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series 2009A, 5.625%,	10/14 at 100.00	AA+	558,336
	10/01/38 – AGC Insured
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/18	11/13 at 100.00	A+	2,099,520
1,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/27	11/17 at 100.00	A–	962,390
400	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	A	394,196
150	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	151,653
9,770	Total Health Care			9,774,851
	Housing/Multifamily – 1.8% (1.2% of Total Investments)
1,000	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock Apartments, Series 2003, 5.150%, 1/01/22 (Alternative Minimum Tax)	7/13 at 105.00	AAA	1,049,540
	Housing/Single Family – 2.7% (1.7% of Total Investments)
580	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)	1/11 at 100.00	AA	580,203
500	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33 (Alternative Minimum Tax)	1/17 at 100.00	AA	481,945

42 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$505	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	$490,365
1,585	Total Housing/Single Family			1,552,513
	Long-Term Care – 1.7% (1.1% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
250	5.400%, 10/01/27	10/16 at 100.00	N/R	238,033
600	5.500%, 10/01/31	10/16 at 100.00	N/R	551,844
190	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	N/R	169,797
1,040	Total Long-Term Care			959,674
	Materials – 0.3% (0.2% of Total Investments)
200	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB	174,890
	Tax Obligation/General – 6.8% (4.2% of Total Investments)
	Lincoln County, North Carolina, General Obligation Bonds, Series 2002A:
850	5.000%, 6/01/19 – FGIC Insured	6/12 at 101.00	AA–	896,189
900	5.000%, 6/01/20 – FGIC Insured	6/12 at 101.00	AA–	946,980
1,050	5.000%, 6/01/21 – FGIC Insured	6/12 at 101.00	AA–	1,112,223
300	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	325,551
550	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	567,199
3,650	Total Tax Obligation/General			3,848,142
	Tax Obligation/Limited – 35.3% (22.0% of Total Investments)
1,800	Catawba County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/22 – NPFG Insured	6/14 at 100.00	Aa2	1,877,832
2,750	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.000%, 6/01/33	6/13 at 100.00	AA+	2,787,069
600	Charlotte, North Carolina, Certificates of Participation, Nascar Hall of Fame, Series 2009C, 5.000%, 6/01/39	6/19 at 100.00	AA+	610,182
575	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA+	586,713
800	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 – NPFG Insured	6/17 at 100.00	AA–	828,720
3,000	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 6/01/23 – AMBAC Insured	12/12 at 100.00	AA–	3,066,179
200	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/28 – AGC Insured	6/19 at 100.00	AA+	207,502
500	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004, 5.250%, 4/01/20 – AGM Insured	4/14 at 100.00	AA+	531,400
200	Mecklenburg County, North Carolina, Certificates of Participation, Series 2009A, 5.000%, 2/01/27	No Opt. Call	AA+	210,040
1,000	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B, 5.000%, 6/01/20	6/14 at 100.00	AA+	1,061,860
2,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	548,284
565	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	591,030
2,000	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 – AMBAC Insured	9/12 at 101.00	A1	2,038,080

Nuveen Investments 43

Nuveen North Carolina Dividend Advantage Municipal Fund 3 (continued)
NII	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 12/01/27 – AGM Insured	12/17 at 100.00	AA+	$1,041,630
1,200	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%	6/17 at 100.00	AA+	1,207,608
	6/01/34 – AGM Insured (UB)
1,785	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/20 – AMBAC Insured	6/13 at 101.00	Aa2	1,903,042
500	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	520,455
400	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	Aa3	412,228
21,500	Total Tax Obligation/Limited			20,029,854
	Transportation – 7.3% (4.6% of Total Investments)
500	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.000%, 7/01/39	7/20 at 100.00	A+	499,220
660	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	665,881
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
225	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA+	237,681
955	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA+	1,006,331
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B:
2,295	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA+	570,973
100	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA+	21,830
300	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA+	61,455
1,100	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/36	No Opt. Call	Aa3	1,108,998
6,135	Total Transportation			4,172,369
	U.S. Guaranteed – 32.2% (20.1% of Total Investments) (4)
3,900	Cary, North Carolina, General Obligation Water and Sewer Bonds, Series 2001, 5.000%, 3/01/20 (Pre-refunded 3/01/11)	3/11 at 102.00	AAA	4,025,111
170	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	Aa3 (4)	172,708
200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AAA	229,990
	Forsyth County, North Carolina, Certificates of Participation, Public Facilities and Equipment Project, Series 2002:
1,325	5.125%, 1/01/16 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	1,454,453
770	5.250%, 1/01/19 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	847,216
920	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2001A, 5.125%, 10/01/26 (Pre-refunded 10/01/11)	10/11 at 100.00	AAA	957,628
1,600	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2002A, 5.125%, 7/01/42 (Pre-refunded 10/01/12)	10/12 at 100.00	AAA	1,732,768
500	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)	10/11 at 101.00	AA (4)	524,355
500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	Aa3 (4)	574,000
1,000	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001, 5.000%, 7/01/26 (Pre-refunded 7/01/11)	7/11 at 101.00	AA+ (4)	1,037,760
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
1,780	5.250%, 11/01/15 (Pre-refunded 5/01/11) – FGIC Insured	5/11 at 101.00	Aa3 (4)	1,834,788
3,100	5.000%, 11/01/20 (Pre-refunded 5/01/11) – FGIC Insured	5/11 at 101.00	Aa3 (4)	3,192,193

44 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$400	Raleigh, North Carolina, General Obligation Bonds, Series 2002, 5.000%, 6/01/21 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	$426,760
	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
610	5.000%, 4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	659,227
585	5.000%, 4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	631,420
17,360	Total U.S. Guaranteed			18,300,377
	Utilities – 14.6% (9.1% of Total Investments)
150	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003F, 5.500%, 1/01/16	1/13 at 100.00	A–	160,991
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005, 5.250%, 1/01/20 – AMBAC Insured	1/16 at 100.00	A–	549,150
1,400	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	A–	1,454,656
1,210	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 5.500%, 1/01/17 – FGIC Insured	1/11 at 100.00	Baa1	1,212,698
275	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	278,454
2,665	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/15 – AMBAC Insured	1/13 at 100.00	A	2,856,346
250	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	A	278,733
1,400	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/12 at 101.00	A1	1,477,616
7,850	Total Utilities			8,268,644
	Water and Sewer – 33.9% (21.1% of Total Investments)
2,000	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – AGM Insured	4/18 at 100.00	AA+	2,049,840
425	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/28	8/18 at 100.00	AA	451,223
	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001:
750	5.125%, 6/01/26	6/11 at 101.00	AAA	769,358
1,780	5.125%, 6/01/26 – FGIC Insured	6/11 at 101.00	Aaa	1,812,538
300	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002, 5.000%, 6/01/18 – NPFG Insured	6/13 at 100.00	AA	321,636
2,500	Kannapolis, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001B, 5.250%, 2/01/26 – AGM Insured (Alternative Minimum Tax)	2/12 at 101.00	AA+	2,504,125
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
50	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA+	53,465
20	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA+	21,386
500	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%, 6/01/23 – SYNCORA GTY Insured	6/14 at 100.00	A	521,291
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
4,950	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	5,173,790
3,000	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	3,101,160

Nuveen Investments 45

Nuveen North Carolina Dividend Advantage Municipal Fund 3 (continued)
NII	Portfolio of Investments November 30, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$5	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals Series 11-R-645-2, 13.760%, 3/01/14 (IF)	No Opt. Call	AAA	$5,506
2,375	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A, 5.000%, 6/01/37 (UB)	6/17 at 100.00	AAA	2,444,683
18,655	Total Water and Sewer			19,230,001
$92,575	Total Investments (cost $89,374,454) – 160.3%			91,044,587
	Floating Rate Obligations – (13.2)%			(7,480,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (50.6)% (5)			(28,725,000)
	Other Assets Less Liabilities – 3.5%			1,970,994
	Net Assets Applicable to Common Shares – 100%			$56,810,581

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.6%.
N/R	Not rated.
DD	Portion of investment purchased on a delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

46 Nuveen Investments

Statement of
Assets & Liabilities
November 30, 2010 (Unaudited)

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)
Assets
Investments, at value (cost $79,533,637, $42,000,682 and $93,518,684, respectively)	$81,704,218		$42,905,713		$95,116,771
Cash	23,733		—		246,398
Receivables:
Interest	1,431,380		733,613		1,585,464
Investments sold	—		45,000		50,000
Deferred offering costs	554,370		355,505		615,409
Other assets	9,785		10,122		12,719
Total assets	83,723,486		44,049,953		97,626,761
Liabilities
Cash overdraft	—		114,306		—
Floating rate obligations	1,190,000		660,000		1,395,000
Payables:
Investments purchased	—		—		—
Common share dividends	208,521		119,903		266,215
Interest	62,590		31,670		71,258
Offering costs	169,153		144,239		199,862
MuniFund Term Preferred shares, at liquidation value	28,340,000		14,340,000		32,265,000
Accrued expenses:
Management fees	43,986		21,177		51,255
Other	12,576		—		22,740
Total liabilities	30,026,826		15,431,295		34,271,330
Auction Rate Preferred shares, at liquidation value	—		—		—
Net assets applicable to Common shares	$53,696,660		$28,618,658		$63,355,431
Common shares outstanding	3,806,285		1,971,732		4,555,299
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$14.11		$14.51		$13.91
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$38,063		$19,717		$45,553
Paid-in surplus	52,351,990		27,914,866		64,230,154
Undistributed (Over-distribution of) net investment income	443,256		201,128		336,826
Accumulated net realized gain (loss)	(1,307,230)		(422,084)		(2,855,189)
Net unrealized appreciation (depreciation)	2,170,581		905,031		1,598,087
Net assets applicable to Common shares	$53,696,660		$28,618,658		$63,355,431
Authorized shares:
Common	Unlimited		Unlimited		Unlimited
Auction Rate Preferred	Unlimited		Unlimited		Unlimited
MuniFund Term Preferred	Unlimited		Unlimited		Unlimited

See accompanying notes to financial statements.

Nuveen Investments 47

Statement of
Assets & Liabilities (continued)
November 30, 2010 (Unaudited)

	North		North		North		North
	Carolina		Carolina		Carolina		Carolina
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NNC	)	(NRB	)	(NNO	)	(NII	)
Assets
Investments, at value (cost $137,677,027, $54,521,220, $85,837,423 and $89,374,454, respectively)	$141,545,409		$56,002,069		$88,012,917		$91,044,587
Cash	—		620,128		522,329		1,052,966
Receivables:
Interest	2,448,952		913,277		1,407,288		1,408,905
Investments sold	174,039		15,347		76,505		10,234
Deferred offering costs	555,125		436,212		614,939		588,931
Other assets	24,371		8,628		9,878		9,882
Total assets	144,747,896		57,995,661		90,643,856		94,115,505
Liabilities
Cash overdraft	859,376		—		—		—
Floating rate obligations	5,195,000		7,160,000		4,805,000		7,480,000
Payables:
Investments purchased	—		—		246,958		493,917
Common share dividends	364,441		154,080		250,561		255,464
Interest	53,667		35,964		64,344		63,440
Offering costs	231,222		197,044		207,233		221,043
MuniFund Term Preferred shares, at liquidation value	24,300,000		16,600,000		29,700,000		28,725,000
Accrued expenses:
Management fees	72,700		24,693		37,358		44,686
Other	42,225		9,177		20,207		21,374
Total liabilities	31,118,631		24,180,958		35,331,661		37,304,924
Auction Rate Preferred shares, at liquidation value	21,550,000		—		—		—
Net assets applicable to Common shares	$92,079,265		$33,814,703		$55,312,195		$56,810,581
Common shares outstanding	6,362,419		2,270,918		3,752,501		3,936,643
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$14.47		$14.89		$14.74		$14.43
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$63,624		$22,709		$37,525		$39,366
Paid-in surplus	87,936,269		32,192,704		53,213,680		55,508,272
Undistributed (Over-distribution of) net investment income	848,135		291,755		410,436		298,025
Accumulated net realized gain (loss)	(637,145)		(173,314)		(524,940)		(705,215)
Net unrealized appreciation (depreciation)	3,868,382		1,480,849		2,175,494		1,670,133
Net assets applicable to Common shares	$92,079,265		$33,814,703		$55,312,195		$56,810,581
Authorized shares:
Common	Unlimited		Unlimited		Unlimited		Unlimited
Auction Rate Preferred	Unlimited		Unlimited		Unlimited		Unlimited
MuniFund Term Preferred	Unlimited		Unlimited		Unlimited		Unlimited

See accompanying notes to financial statements.

48 Nuveen Investments

Statement of
Operations
Six Months Ended November 30, 2010 (Unaudited)

	Georgia	Georgia	Georgia
	Premium	Dividend	Dividend
	Income	Advantage	Advantage 2
	(NPG )	(NZX )	(NKG )
Investment Income	$2,001,872	$1,067,712	$2,342,253
Expenses
Management fees	263,420	137,265	315,021
Auction fees	—	—	—
Dividend disbursing agent fees	—	—	—
Shareholders’ servicing agent fees and expenses	3,308	1,574	1,611
Interest expense and amortization of offering costs	444,695	234,042	505,888
Custodian’s fees and expenses	9,843	6,395	11,470
Trustees’ fees and expenses	1,011	525	1,174
Professional fees	6,085	4,941	6,522
Shareholders’ reports – printing and mailing expenses	14,175	6,010	14,555
Stock exchange listing fees	264	136	11,837
Investor relations expense	3,307	1,732	3,441
Other expenses	1,547	2,530	5,085
Total expenses before custodian fee credit and expense reimbursement	747,655	395,150	876,604
Custodian fee credit	(244)	(48)	(211)
Expense reimbursement	—	(17,948)	(26,461)
Net expenses	747,411	377,154	849,932
Net investment income	1,254,461	690,558	1,492,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	12,122	(104)	1,446
Change in net unrealized appreciation (depreciation) of investments	(1,249,951)	(519,389)	(1,223,785)
Net realized and unrealized gain (loss)	(1,237,829)	(519,493)	(1,222,339)
Distributions to Auction Rate Preferred Shareholders
From net investment income	—	—	—
Decrease in net assets applicable to Common shares from distributions to Auction Rate Preferred shareholders	—	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	$16,632	$171,065	$269,982

See accompanying notes to financial statements.

Nuveen Investments 49

Statement of
Operations (continued)
Six Months Ended November 30, 2010 (Unaudited)

	North	North	North	North
	Carolina	Carolina	Carolina	Carolina
	Premium	Dividend	Dividend	Dividend
	Income	Advantage	Advantage 2	Advantage 3
	(NNC )	(NRB )	(NNO )	(NII )
Investment Income	$3,291,685	$1,319,383	$2,070,213	$2,134,890
Expenses
Management fees	449,006	166,054	274,825	272,061
Auction fees	16,206	—	—	—
Dividend disbursing agent fees	5,014	—	—	—
Shareholders’ servicing agent fees and expenses	4,821	1,497	1,593	1,690
Interest expense and amortization of offering costs	405,586	284,229	468,506	467,921
Custodian’s fees and expenses	14,968	7,574	11,145	10,729
Trustees’ fees and expenses	1,687	720	1,148	1,048
Professional fees	8,205	5,160	6,178	6,223
Shareholders’ reports – printing and mailing expenses	20,123	6,637	10,226	13,970
Stock exchange listing fees	4,560	157	260	273
Investor relations expense	5,762	2,115	3,344	3,565
Other expenses	7,304	11,619	3,574	4,959
Total expenses before custodian fee credit and expense reimbursement	943,242	485,762	780,799	782,439
Custodian fee credit	(317)	(313)	(519)	(385)
Expense reimbursement	—	(13,110)	(43,395)	(22,747)
Net expenses	942,925	472,339	736,885	759,307
Net investment income	2,348,760	847,044	1,333,328	1,375,583
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	88,380	30,837	63,155	138,143
Change in net unrealized appreciation (depreciation) of investments	(1,588,007)	(755,827)	(1,162,450)	(1,215,705)
Net realized and unrealized gain (loss)	(1,499,627)	(724,990)	(1,099,295)	(1,077,562)
Distributions to Auction Rate Preferred Shareholders
From net investment income	(45,085)	—	—	—
Decrease in net assets applicable to Common shares from distributions to Auction Rate Preferred shareholders	(45,085)	—	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	$804,048	$122,054	$234,033	$298,021

See accompanying notes to financial statements.

50 Nuveen Investments

Statement of
Changes in Net Assets (Unaudited)

	Georgia Premium Income (NPG)		Georgia Dividend Advantage (NZX)		Georgia Dividend Advantage 2 (NKG)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	11/30/10	5/31/10	11/30/10	5/31/10	11/30/10	5/31/10
Operations
Net investment income	$1,254,461	$2,971,871	$690,558	$1,657,597	$1,492,321	$3,530,852
Net realized gain (loss) from investments	12,122	(80,448)	(104)	(247,298)	1,446	(701,883)
Change in net unrealized appreciation (depreciation) of investments	(1,249,951)	2,560,292	(519,389)	1,731,310	(1,223,785)	4,718,199
Distributions to Auction Rate Preferred Shareholders:
From net investment income	—	(86,098)	—	(47,292)	—	(93,719)
From accumulated net realized gains	—	—	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	16,632	5,365,617	171,065	3,094,317	269,982	7,453,449
Distributions to Common Shareholders
From net investment income	(1,347,313)	(2,574,524)	(756,905)	(1,447,538)	(1,639,889)	(3,156,398)
From accumulated net realized gains	—	—	—	—	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(1,347,313)	(2,574,524)	(756,905)	(1,447,538)	(1,639,889)	(3,156,398)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	9,387	—	25,314	10,096	4,430	4,625
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	9,387	—	25,314	10,096	4,430	4,625
Net increase (decrease) in net assets applicable to Common shares	(1,321,294)	2,791,093	(560,526)	1,656,875	(1,365,477)	4,301,676
Net assets applicable to Common shares at the beginning of period	55,017,954	52,226,861	29,179,184	27,522,309	64,720,908	60,419,232
Net assets applicable to Common shares at the end of period	$53,696,660	$55,017,954	$28,618,658	$29,179,184	$63,355,431	$64,720,908
Undistributed (Over-distribution of) net investment income at the end of period	$443,256	$536,108	$201,128	$267,475	$336,826	$484,394

See accompanying notes to financial statements.

Nuveen Investments 51

Statement of
Changes in Net Assets (Unaudited) (continued)

	North Carolina Premium Income (NNC)		North Carolina Dividend Advantage (NRB)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	11/30/10	5/31/10	11/30/10	5/31/10
Operations
Net investment income	$2,348,760	$5,173,597	$847,044	$2,123,558
Net realized gain (loss) from investments	88,380	423,483	30,837	28,829
Change in net unrealized appreciation (depreciation) of investments	(1,588,007)	5,030,176	(755,827)	1,416,200
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	(45,085)	(162,889)	—	(62,338)
From accumulated net realized gains	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	804,048	10,464,367	122,054	3,506,249
Distributions to Common Shareholders
From net investment income	(2,366,083)	(4,536,632)	(953,471)	(1,829,817)
From accumulated net realized gains	—	—	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(2,366,083)	(4,536,632)	(953,471)	(1,829,817)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	71,415	84,012	29,163	47,006
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	71,415	84,012	29,163	47,006
Net increase (decrease) in net assets applicable to Common shares	(1,490,620)	6,011,747	(802,254)	1,723,438
Net assets applicable to Common shares at the beginning of period	93,569,885	87,558,138	34,616,957	32,893,519
Net assets applicable to Common shares at the end of period	$92,079,265	$93,569,885	$33,814,703	$34,616,957
Undistributed (Over-distribution of) net investment income at the end of period	$848,135	$910,543	$291,755	$398,182

See accompanying notes to financial statements.

52 Nuveen Investments

	North Carolina Dividend Advantage 2 (NNO)		North Carolina Dividend Advantage 3 (NII)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	11/30/10	5/31/10	11/30/10	5/31/10
Operations
Net investment income	$1,333,328	$3,324,701	$1,375,583	$3,337,128
Net realized gain (loss) from investments	63,155	59,796	138,143	112,606
Change in net unrealized appreciation (depreciation) of investments	(1,162,450)	2,550,370	(1,215,705)	2,553,468
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	—	(104,048)	—	(91,210)
From accumulated net realized gains	—	(2,285)	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	234,033	5,828,534	298,021	5,911,992
Distributions to Common Shareholders
From net investment income	(1,530,821)	(2,908,243)	(1,558,732)	(2,956,668)
From accumulated net realized gains	—	(8,625)	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(1,530,821)	(2,916,868)	(1,558,732)	(2,956,668)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	19,320	24,591	16,855	34,165
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	19,320	24,591	16,855	34,165
Net increase (decrease) in net assets applicable to Common shares	(1,277,468)	2,936,257	(1,243,856)	2,989,489
Net assets applicable to Common shares at the beginning of period	56,589,663	53,653,406	58,054,437	55,064,948
Net assets applicable to Common shares at the end of period	$55,312,195	$56,589,663	$56,810,581	$58,054,437
Undistributed (Over-distribution of) net investment income at the end of period	$410,436	$607,929	$298,025	$481,174

See accompanying notes to financial statements.

Nuveen Investments 53

Statement of
Cash Flows
Six Months Ended November 30, 2010 (Unaudited)

	Georgia	Georgia	Georgia
	Premium	Dividend	Dividend
	Income	Advantage	Advantage 2
	(NPG )	(NZX )	(NKG )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$16,632	$171,065	$269,982
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(912,696)	(153,406)	(1,694,963)
Proceeds from sales and maturities of investments	909,000	147,320	1,969,000
Amortization (Accretion) of premiums and discounts, net	97,740	46,480	142,788
(Increase) Decrease in receivable for interest	3,312	1,114	4,356
(Increase) Decrease in receivable for investments sold	—	(45,000)	(50,000)
(Increase) Decrease in other assets	(547)	(5,116)	(1,817)
Increase (Decrease) in payable for investments purchased	—	—	—
Increase (Decrease) in payable for interest	6	3	6
Increase (Decrease) in accrued management fees	(2,073)	918	4,439
Increase (Decrease) in accrued other liabilities	(25,915)	(24,647)	(17,642)
Net realized (gain) loss from investments	(12,122)	104	(1,446)
Change in net unrealized (appreciation) depreciation of investments	1,249,951	519,389	1,223,785
Taxes paid on undistributed capital gains	(227)	(96)	(260)
Net cash provided by (used in) operating activities	1,323,061	658,128	1,848,228
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	65,367	41,918	73,897
Increase (Decrease) in cash overdraft balance	—	64,029	(2,223)
Increase (Decrease) in payable for offering costs	(32,500)	(32,500)	(39,913)
Cash distributions paid to Common shareholders	(1,336,594)	(731,575)	(1,633,591)
Net cash provided by (used in) financing activities	(1,303,727)	(658,128)	(1,601,830)
Net Increase (Decrease) in Cash	19,334	—	246,398
Cash at the beginning of period	4,399	—	—
Cash at the End of Period	$23,733	$—	$246,398

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

Georgia		Georgia		Georgia
Premium		Dividend		Dividend
Income		Advantage		Advantage 2
(NPG	)	(NZX	)	(NKG	)
$9,387		$25,314		$4,430

Cash paid for interest (excluding amortization of offering costs) was as follows:

Georgia		Georgia		Georgia
Premium		Dividend		Dividend
Income		Advantage		Advantage 2
(NPG	)	(NZX	)	(NKG	)
$379,321		$192,121		$431,985

See accompanying notes to financial statements.

54 Nuveen Investments

	North	North	North	North
	Carolina	Carolina	Carolina	Carolina
	Premium	Dividend	Dividend	Dividend
	Income	Advantage	Advantage 2	Advantage 3
	(NNC )	(NRB )	(NNO )	(NII )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$804,048	$122,054	$234,033	$298,021
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(2,962,149)	(2,913,771)	(3,609,842)	(4,860,845)
Proceeds from sales and maturities of investments	1,927,732	2,406,768	3,165,250	4,910,263
Amortization (Accretion) of premiums and discounts, net	169,271	61,324	70,214	88,423
(Increase) Decrease in receivable for interest	(580)	44,679	47,988	67,881
(Increase) Decrease in receivable for investments sold	5,146	1,030,464	132,587	520,352
(Increase) Decrease in other assets	(996)	(2,956)	(545)	(546)
Increase (Decrease) in payable for investments purchased	—	—	198,595	493,917
Increase (Decrease) in payable for interest	4	(3)	(6)	6
Increase (Decrease) in accrued management fees	(3,115)	(1,208)	(1,841)	3,799
Increase (Decrease) in accrued other liabilities	(11,141)	(18,741)	(17,937)	(17,256)
Net realized (gain) loss from investments	(88,380)	(30,837)	(63,155)	(138,143)
Change in net unrealized (appreciation) depreciation of investments	1,588,007	755,827	1,162,450	1,215,705
Taxes paid on undistributed capital gains	(813)	—	—	(229)
Net cash provided by (used in) operating activities	1,427,034	1,453,600	1,317,791	2,581,348
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	66,658	50,428	71,088	69,443
Increase (Decrease) in cash overdraft balance	857,851	—	—	(22,631)
Increase (Decrease) in payable for offering costs	(58,050)	(32,356)	(32,167)	(33,725)
Cash distributions paid to Common shareholders	(2,293,493)	(923,500)	(1,510,793)	(1,541,469)
Net cash provided by (used in) financing activities	(1,427,034)	(905,428)	(1,471,872)	(1,528,382)
Net Increase (Decrease) in Cash	—	548,172	(154,081)	1,052,966
Cash at the beginning of period	—	71,956	676,410	—
Cash at the End of Period	$—	$620,128	$522,329	$1,052,966

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

North		North		North		North
Carolina		Carolina		Carolina		Carolina
Premium		Dividend		Dividend		Dividend
Income		Advantage		Advantage 2		Advantage 3
(NNC	)	(NRB	)	(NNO	)	(NII	)
$71,415		$29,163		$19,320		$16,855

Cash paid for interest (excluding amortization of offering costs) was as follows:

North		North		North		North
Carolina		Carolina		Carolina		Carolina
Premium		Dividend		Dividend		Dividend
Income		Advantage		Advantage 2		Advantage 3
(NNC	)	(NRB	)	(NNO	)	(NII	)
$338,924		$233,804		$397,424		$398,472

See accompanying notes to financial statements.

Nuveen Investments 55

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Georgia Premium Income (NPG)
Year Ended 5/31:
2011(f)	$14.46	$.33	$(.33)	$—	$—	$—	$(.35)	$—	$(.35)	$14.11	$13.86
2010	13.72	.78	.66	(.02)	—	1.42	(.68)	—	(.68)	14.46	13.95
2009	14.19	.85	(.55)	(.16)	—	.14	(.61)	—	(.61)	13.72	12.10
2008	14.55	.84	(.30)	(.24)	(.01)	.29	(.61)	(.04)	(.65)	14.19	13.15
2007	14.55	.86	.04	(.23)	—	.67	(.67)	—	(.67)	14.55	14.12
2006	15.19	.87	(.48)	(.17)	(.01)	.21	(.78)	(.07)	(.85)	14.55	15.16

Georgia Dividend Advantage (NZX)
Year Ended 5/31:
2011(f)	14.81	.35	(.27)	—	—	.08	(.38)	—	(.38)	14.51	14.95
2010	13.98	.84	.75	(.02)	—	1.57	(.74)	—	(.74)	14.81	15.18
2009	14.47	.91	(.57)	(.17)	—	.17	(.66)	—	(.66)	13.98	13.46
2008	14.65	.90	(.16)	(.26)	—	.48	(.66)	—	(.66)	14.47	13.47
2007	14.71	.92	.02	(.25)	—	.69	(.75)	—	(.75)	14.65	16.00
2006	15.30	.94	(.47)	(.19)	—	.28	(.87)	—	(.87)	14.71	15.50

	Auction Rate Preferred Shares at End of Period			MuniFund Term Preferred Shares at End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Ending Market Value Per Share	Average Market Value Per Share		Asset Coverage Per Share
Georgia Premium Income (NPG)
Year Ended 5/31:
2011(f)	$—	$—	$—	$28,340	$10	$10.08	$10.09		$28.95
2010	—	—	—	28,340	10	9.99	9.99	**	29.41
2009	27,800	25,000	71,967	—	—	—	—		—
2008	27,800	25,000	73,571	—	—	—	—		—
2007	27,800	25,000	74,784	—	—	—	—		—
2006	27,800	25,000	74,747	—	—	—	—		—

Georgia Dividend Advantage (NZX)
Year Ended 5/31:
2011(f)	—	—	—	14,340	10	10.08	10.09		29.96
2010	—	—	—	14,340	10	9.97	9.98	**	30.35
2009	15,000	25,000	70,871	—	—	—	—		—
2008	15,000	25,000	72,497	—	—	—	—		—
2007	15,000	25,000	73,052	—	—	—	—		—
2006	15,000	25,000	73,187	—	—	—	—		—

56 Nuveen Investments

			Ratios/Supplemental Data
Total Returns				Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)						Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value	(b)	Ending Net Assets Applicable to Common Shares (000)	Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Portfolio Turnover Rate

1.83%	(.02)%		$53,697	2.69	%*	1.33	%*	4.52	%*	N/A		N/A		N/A		1%
21.21	10.52		55,018	1.69		1.30		5.51		N/A		N/A		N/A		2
(2.86)	1.33		52,227	1.44		1.33		6.44		N/A		N/A		N/A		12
(2.17)	2.06		54,011	1.25		1.25		5.86		N/A		N/A		N/A		31
(2.55)	4.62		55,359	1.25		1.25		5.84		N/A		N/A		N/A		4
(4.12)	1.42		55,318	1.25		1.25		5.87		N/A		N/A		N/A		15

1.04	.53		28,619	2.69	*	1.38	*	4.58	*	2.57	%*	1.26	%*	4.70	%*	—	***
18.75	11.41		29,179	1.76		1.37		5.62		1.58		1.19		5.81		4
5.67	1.46		27,522	1.53		1.42		6.50		1.27		1.16		6.76		8
(11.73)	3.33		28,498	1.32		1.32		5.86		.99		.99		6.19		22
8.10	4.75		28,831	1.35		1.35		5.74		.94		.94		6.14		11
2.91	1.87		28,912	1.31		1.31		5.82		.86		.86		6.27		5

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or MuniFund Term Preferred shares, where applicable.

(d)
After expense reimbursement from Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

(e)
The expense ratios reflect, among other things, payments to MuniFund Term Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 –General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended November 30, 2010.
N/A	Fund does not have a contractual reimbursement with the Adviser.
*	Annualized.
**	For the period February 22, 2010 (issuance date of shares) through May 31, 2010.
***	Rounds to less than 1%.

See accompanying notes to financial statements.

Nuveen Investments 57

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share-holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Georgia Dividend Advantage 2 (NKG)
Year Ended 5/31:
2011(f)	$14.21	$.33	$(.27)	$—	$—		$.06	$(.36)	$—	$(.36)	$13.91	$13.85
2010	13.27	.78	.87	(.02)	—		1.63	(.69)	—	(.69)	14.21	14.00
2009	13.92	.87	(.73)	(.16)	—		(.02)	(.63)	—	(.63)	13.27	11.88
2008	14.44	.88	(.50)	(.26)	—		.12	(.64)	—	(.64)	13.92	13.18
2007	14.25	.89	.17	(.24)	—		.82	(.63)	—	(.63)	14.44	14.50
2006	14.71	.88	(.45)	(.19)	—		.24	(.70)	—	(.70)	14.25	13.26

	Auction Rate Preferred Shares at End of Period			MuniFund Term Preferred Shares at End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Ending Market Value Per Share	Average Market Value Per Share		Asset Coverage Per Share
Georgia Dividend Advantage 2 (NKG)
Year Ended 5/31:
2011(f)	$—	$—	$—	$32,265	$10	$10.10	$10.09		$29.64
2010	—	—	—	32,265	10	10.00	9.99	**	30.06
2009	31,700	25,000	72,649	—	—	—	—		—
2008	33,000	25,000	73,032	—	—	—	—		—
2007	33,000	25,000	74,825	—	—	—	—		—
2006	33,000	25,000	74,168	—	—	—	—		—

58 Nuveen Investments

			Ratios/Supplemental Data
Total Returns				Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)						Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value	(b)	Ending Net Assets Applicable to Common Shares (000)	Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Portfolio Turnover Rate

1.47%	.38%		$63,355	2.68	%*	1.36	%*	4.48	%*	2.60	%*	1.28	%*	4.57	%*	2%
24.23	12.54		64,721	1.75		1.28		5.43		1.59		1.12		5.59		3
(4.77)	.20		60,419	1.42		1.32		6.54		1.13		1.02		6.84		13
(4.64)	.89		63,402	1.23		1.23		5.82		.83		.83		6.22		23
14.40	5.79		65,770	1.24		1.24		5.63		.75		.75		6.11		7
(1.61)	1.68		64,901	1.24		1.24		5.63		.76		.76		6.11		7

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or MuniFund Term Preferred shares, where applicable.

(d)
After expense reimbursement from Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of September 30, 2010, the Adviser is no longer reimbursing Georgia Dividend 2 (NKG) for any fees and expenses.

(e)
The expense ratios reflect, among other things, payments to MuniFund Term Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 –General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended November 30, 2010.
*	Annualized.
**	For the period January 29, 2010 (issuance date of shares) through May 31, 2010.

See accompanying notes to financial statements.

Nuveen Investments 59

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
North Carolina Premium Income (NNC)
Year Ended 5/31:
2011(f)	$14.72	$.37	$(.24)	$(.01)	$—	$.12	$(.37)	$—	$(.37)	$14.47	$14.58
2010	13.78	.81	.87	(.03)	—	1.65	(.71)	—	(.71)	14.72	15.37
2009	13.98	.85	(.27)	(.17)	—	.41	(.61)	—	(.61)	13.78	12.60
2008	14.36	.84	(.35)	(.23)	(.01)	.25	(.59)	(.04)	(.63)	13.98	13.30
2007	14.34	.85	.07	(.23)	— *	.69	(.66)	(.01)	(.67)	14.36	14.30
2006	15.16	.88	(.57)	(.16)	(.02)	.13	(.79)	(.16)	(.95)	14.34	15.09

North Carolina Dividend Advantage (NRB)
Year Ended 5/31:
2011(f)	15.26	.37	(.32)	—	—	.05	(.42)	—	(.42)	14.89	15.53
2010	14.52	.94	.64	(.03)	—	1.55	(.81)	—	(.81)	15.26	16.15
2009	14.52	.95	(.08)	(.17)	—	.70	(.70)	—	(.70)	14.52	14.26
2008	14.78	.93	(.22)	(.24)	(.01)	.46	(.69)	(.03)	(.72)	14.52	15.28
2007	14.87	.93	.03	(.22)	(.01)	.73	(.77)	(.05)	(.82)	14.78	16.44
2006	15.46	.94	(.48)	(.17)	—	.29	(.88)	—	(.88)	14.87	17.70

	Auction Rate Preferred Shares at End of Period			MuniFund Term Preferred Shares at End of Period						Auction Rate Preferred Shares and MuniFund Term Preferred Shares at End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Ending Market Value Per Share	Average Market Value Per Share		Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
North Carolina Premium Income (NNC)
Year Ended 5/31:
2011(f)	$21,550	$25,000	$75,207	$24,300	$10	$10.09	$10.10		$30.08	$3.01
2010	21,550	25,000	76,020	24,300	10	9.99	10.01	***	30.41	3.04
2009	46,800	25,000	71,773	—	—	—	—		—	—
2008	46,800	25,000	72,450	—	—	—	—		—	—
2007	46,800	25,000	73,713	—	—	—	—		—	—
2006	46,800	25,000	73,629	—	—	—	—		—	—

North Carolina Dividend Advantage (NRB)
Year Ended 5/31:
2011(f)	—	—	—	16,600	10	10.08	10.07		30.37	—
2010	—	—	—	16,600	10	10.00	9.97	****	$30.85	—
2009	17,000	25,000	73,373	—	—	—	—		—	—
2008	17,000	25,000	73,335	—	—	—	—		—	—
2007	17,000	25,000	74,130	—	—	—	—		—	—
2006	17,000	25,000	74,319	—	—	—	—		—	—

60 Nuveen Investments

			Ratios/Supplemental Data
Total Returns				Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)						Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value	(b)	Ending Net Assets Applicable to Common Shares (000)	Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Portfolio Turnover Rate

(2.74)%	.79%		$92,079	2.00	%**	1.28	%**	4.97	%**	N/A		N/A		N/A		1%
28.20	12.24		93,570	1.54		1.25		5.68		N/A		N/A		N/A		6
(.44)	3.22		87,558	1.39		1.32		6.43		N/A		N/A		N/A		4
(2.52)	1.76		88,827	1.39		1.25		5.94		N/A		N/A		N/A		12
(.78)	4.84		91,191	1.27		1.24		5.82		N/A		N/A		N/A		13
(6.84)	.87		91,033	1.25		1.25		5.98		N/A		N/A		N/A		16

(1.23)	.28		33,815	2.79	**	1.45	**	4.78	**	2.71	%**	1.37	%**	4.86	%**	4
19.40	10.88		34,617	1.63		1.31		6.13		1.51		1.19		6.25		6
(1.82)	5.17		32,894	1.71		1.37		6.63		1.51		1.16		6.83		7
(2.28)	3.26		32,868	1.91		1.29		6.07		1.63		1.01		6.35		6
(2.26)	4.98		33,409	1.68		1.29		5.82		1.34		.95		6.17		15
8.03	1.93		33,537	1.29		1.29		5.79		.86		.86		6.22		4

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or MuniFund Term Preferred shares, where applicable.

(d)
After expense reimbursement from Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

(e)
The expense ratios reflect, among other things, payments to MuniFund Term Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 –General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended November 30, 2010.
N/A	Fund does not have a contractual reimbursement with the Adviser.
*	Rounds to less than $.01 per share.
**	Annualized.
***	For the period January 21, 2010 (issuance date of shares) through May 31, 2010.
****	For the period March 30, 2010 (issuance date of shares) through May 31, 2010.

See accompanying notes to financial statements.

Nuveen Investments 61

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
North Carolina Dividend Advantage 2 (NNO)
Year Ended 5/31:
2011(f)	$15.09	$.36	$(.30)	$—	$—	$.06	$(.41)	$—	$(.41)	$14.74	$14.87
2010	14.31	.89	.70	(.03)	— *	1.56	(.78)	— *	(.78)	15.09	15.73
2009	14.47	.92	(.26)	(.17)	—	.49	(.65)	—	(.65)	14.31	13.60
2008	14.76	.91	(.24)	(.25)	(.02)	.40	(.63)	(.06)	(.69)	14.47	13.66
2007	14.75	.91	.10	(.23)	(.01)	.77	(.71)	(.05)	(.76)	14.76	15.50
2006	15.55	.92	(.60)	(.17)	(.01)	.14	(.82)	(.12)	(.94)	14.75	15.28

North Carolina Dividend Advantage 3 (NII)
Year Ended 5/31:
2011(f)	14.75	.35	(.27)	—	—	.08	(.40)	—	(.40)	14.43	14.75
2010	14.00	.85	.67	(.02)	—	1.50	(.75)	—	(.75)	14.75	15.86
2009	14.13	.90	(.21)	(.16)	—	.53	(.66)	—	(.66)	14.00	13.60
2008	14.38	.88	(.25)	(.23)	—	.40	(.65)	—	(.65)	14.13	14.12
2007	14.26	.89	.11	(.23)	—	.77	(.65)	—	(.65)	14.38	14.64
2006	14.78	.88	(.50)	(.18)	—	.20	(.72)	—	(.72)	14.26	14.42

	Auction Rate Preferred Shares at End of Period			MuniFund Term Preferred Shares at End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Ending Market Value Per Share	Average Market Value Per Share		Asset Coverage Per Share
North Carolina Dividend Advantage 2 (NNO)
Year Ended 5/31:
2011(f)	$—	$—	$—	$29,700	$10	$10.04	$10.08		$28.62
2010	—	—	—	29,700	10	9.97	9.97	***	29.05
2009	28,000	25,000	72,905	—	—	—	—		—
2008	28,000	25,000	73,428	—	—	—	—		—
2007	28,000	25,000	74,418	—	—	—	—		—
2006	28,000	25,000	74,332	—	—	—	—		—

North Carolina Dividend Advantage 3 (NII)
Year Ended 5/31:
2011(f)	—	—	—	28,725	10	10.12	10.08		29.78
2010	—	—	—	28,725	10	10.00	9.99	****	$30.21
2009	28,000	25,000	74,165	—	—	—	—		—
2008	28,000	25,000	74,602	—	—	—	—		—
2007	28,000	25,000	75,457	—	—	—	—		—
2006	28,000	25,000	75,044	—	—	—	—		—

62 Nuveen Investments

			Ratios/Supplemental Data
Total Returns				Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)						Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value	(b)	Ending Net Assets Applicable to Common Shares (000)	Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Portfolio Turnover Rate

(2.95)%	.34%		$55,312	2.74	%**	1.35	%**	4.52	%**	2.59	%**	1.19	%**	4.68	%**	4%
21.86	11.11		56,590	1.55		1.27		5.80		1.36		1.09		5.99		9
4.72	3.69		53,653	1.48		1.32		6.39		1.21		1.05		6.66		4
(7.33)	2.83		54,240	1.54		1.25		5.87		1.21		.91		6.20		8
6.64	5.24		55,349	1.39		1.24		5.68		.97		.83		6.09		9
(.18)	.97		55,251	1.24		1.24		5.62		.79		.79		6.07		9

(4.53)	.47		56,811	2.68	**	1.31	**	4.62	**	2.60	**	1.23	**	4.70	**	5
22.76	10.95		58,054	1.76		1.28		5.71		1.60		1.12		5.87		6
1.43	4.11		55,065	1.55		1.31		6.39		1.26		1.02		6.68		4
1.12	2.90		55,555	1.68		1.24		5.79		1.28		.84		6.19		15
6.23	5.48		56,511	1.49		1.23		5.62		1.02		.76		6.09		12
(1.59)	1.41		56,049	1.23		1.23		5.58		.76		.76		6.06		2

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or MuniFund Term Preferred shares, where applicable.

(d)
After expense reimbursement from Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of September 30, 2010, the Adviser is no longer reimbursing North Carolina Dividend 3 (NII) for any fees and expenses.

(e)
The expense ratios reflect, among other things, payments to MuniFund Term Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 –General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended November 30, 2010.
*	Rounds to less than $.01 per share.
**	Annualized.
***	For the period March 30, 2010 (issuance date of shares) through May 31, 2010.
****	For the period February 9, 2010 (issuance date of shares) through May 31, 2010.

See accompanying notes to financial statements.

Nuveen Investments 63

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies
The state funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Georgia Premium Income Municipal Fund (NPG), Nuveen Georgia Dividend Advantage Municipal Fund (NZX), Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG), Nuveen North Carolina Premium Income Municipal Fund (NNC), Nuveen North Carolina Dividend Advantage Municipal Fund (NRB), Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) and Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII) (collectively, the “Funds”). Common shares of Georgia Premium Income (NPG), Georgia Dividend Advantage (NZX), Georgia Dividend Advantage 2 (NKG), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3 (NII) are traded on the New York Stock Exchange (“NYSE”) while Common shares of North Carolina Premium Income (NNC) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end registered investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Trustees. These securities are generally classified as Level 2. When price quotes are not readily available (which is usually the case for municipal bonds) the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by Nuveen Asset Management (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value. These securities are generally classified as Level 1 or Level 2, which is usually the case for municipal bonds.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

64 Nuveen Investments

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2010, North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3 (NII) had outstanding delayed delivery purchase commitments of $246,958 and $493,917, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). The following Fund has issued and outstanding ARPS, $25,000 stated value per share, which approximates market value, as a means of effecting financial leverage. The Fund’s ARPS are issued in one Series. The dividend rate paid by the Fund on the Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. As of November 30, 2010, the number of ARPS outstanding for the Fund is as follows:

	North
	Carolina
	Premium
	Income
	(NNC	)
Number of shares:
Series TH	862

Nuveen Investments 65

Notes to
Financial Statements (Unaudited) (continued)

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the ARPS issued by the Funds than there were offers to buy. This meant that these auctions “failed to clear,’’ and that many ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. ARPS shareholders unable to sell their shares received distributions at the “maximum rate’’ applicable to failed auctions as calculated in accordance with the pre-established terms of the ARPS. As of November 30, 2010, the aggregate amount of outstanding ARPS redeemed by each Fund is as follows:

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)
ARPS redeemed, at liquidation value	$27,800,000		$15,000,000		$33,000,000

	North		North		North		North
	Carolina		Carolina		Carolina		Carolina
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NNC	)	(NRB	)	(NNO	)	(NII	)
ARPS redeemed, at liquidation value	$25,250,000		$17,000,000		$28,000,000		$28,000,000

MuniFund Term Preferred Shares
Each Fund has issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 stated value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, each Fund’s outstanding ARPS. Each Fund’s MTP Shares are issued in one Series. Dividends, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of November 30, 2010, the number of MTP Shares outstanding, fixed annual rate and the NYSE “ticker” symbol for each Fund are as follows:

	Georgia Premium Income (NPG)			Georgia Dividend Advantage (NZX)
		Fixed			Fixed
	Shares	Annual	NYSE	Shares	Annual	NYSE
	Outstanding	Rate	Ticker	Outstanding	Rate	Ticker
Series 2015	2,834,000	2.65%	NPG Pr C	1,434,000	2.65%	NZX Pr C

	Georgia Dividend Advantage 2 (NKG)			North Carolina Premium Income (NNC)
		Fixed			Fixed
	Shares	Annual	NYSE	Shares	Annual	NYSE
	Outstanding	Rate	Ticker	Outstanding	Rate	Ticker
Series 2015	3,226,500	2.65%	NKG Pr C	2,430,000	2.65%	NNC Pr C

	North Carolina Dividend Advantage (NRB)			North Carolina Dividend Advantage 2 (NNO)
		Fixed			Fixed
	Shares	Annual	NYSE	Shares	Annual	NYSE
	Outstanding	Rate	Ticker	Outstanding	Rate	Ticker
Series 2015	1,660,000	2.60%	NRB Pr C	2,970,000	2.60%	NNO Pr C

	North Carolina Dividend Advantage 3 (NII)
		Fixed
	Shares	Annual	NYSE
	Outstanding	Rate	Ticker
Series 2015	2,872,500	2.65%	NII Pr C

66 Nuveen Investments

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s MTP Shares are as follows:

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)
	Series 2015		Series 2015		Series 2015
Term Redemption Date	March 1, 2015		March 1, 2015		February 1, 2015
Optional Redemption Date	March 1, 2011		March 1, 2011		February 1, 2011
Premium Expiration Date	February 29, 2012		February 29, 2012		January 31, 2012

	North		North		North		North
	Carolina		Carolina		Carolina		Carolina
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NNC	)	(NRB	)	(NNO	)	(NII	)
	Series 2015		Series 2015		Series 2015		Series 2015
Term Redemption Date	February 1, 2015		April 1, 2015		April 1, 2015		March 1, 2015
Optional Redemption Date	February 1, 2011		April 1, 2011		April 1, 2011		March 1, 2011
Premium Expiration Date	January 31, 2012		March 31, 2012		March 31, 2012		February 29, 2012

The average liquidation value of MTP Shares outstanding for each Fund during the six months ended November 30, 2010, was as follows:

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)
Average liquidation value of MTP Shares outstanding	$28,340,000		$14,340,000		$32,265,000

	North		North		North		North
	Carolina		Carolina		Carolina		Carolina
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NNC	)	(NRB	)	(NNO	)	(NII	)
Average liquidation value of MTP Shares outstanding	$24,300,000		$16,600,000		$29,700,000		$28,725,000

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Net amounts earned by Nuveen as underwriter of each Fund’s MTP Share offering were recorded as reductions of offering costs recognized by the Funds. For the six months ended November 30, 2010, the net amounts earned by Nuveen were as follows:

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)
Net amounts earned by Nuveen	$—		$—		$—

	North		North		North		North
	Carolina		Carolina		Carolina		Carolina
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NNC	)	(NRB	)	(NNO	)	(NII	)
Net amounts earned by Nuveen	$—		$828		$1,524		$—

Nuveen Investments 67

Notes to
Financial Statements (Unaudited) (continued)

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended November 30, 2010, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At November 30, 2010, the Funds were not invested in externally-deposited Recourse Trusts.
	Georgia Premium Income (NPG	)	Georgia Dividend Advantage (NZX	)	Georgia Dividend Advantage 2 (NKG	)	North Carolina Premium Income (NNC	)	North Carolina Dividend Advantage (NRB	)	North Carolina Dividend Advantage 2 (NNO	)	North Carolina Dividend Advantage 3 (NII	)
Maximum exposure to Recourse Trusts	$—		$—		$—		$—		$—		$—		$—

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended November 30, 2010, were as follows:
	Georgia Premium Income (NPG	)	Georgia Dividend Advantage (NZX	)	Georgia Dividend Advantage 2 (NKG	)	North Carolina Premium Income (NNC	)	North Carolina Dividend Advantage (NRB	)	North Carolina Dividend Advantage 2 (NNO	)	North Carolina Dividend Advantage 3 (NII	)
Average floating rate obligations outstanding	$1,190,000		$660,000		$1,395,000		$5,195,000		$7,160,000		$4,805,000		$7,480,000
Average annual interest rate and fees	0.64%		0.64%		0.64%		0.65%		0.50%		0.47%		0.48%

68 Nuveen Investments

Derivative Financial Instruments
Each Fund is authorized to invest in futures, options, swaps and other derivative instruments. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended November 30, 2010.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs
Costs incurred by the Funds in connection with their offerings of MTP Shares were recorded as a deferred charge, which will be amortized over the 5-year life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Each Fund’s offering costs incurred were as follows:

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)
MTP Shares offering costs	$653,780		$419,600		$737,233

	North		North		North		North
	Carolina		Carolina		Carolina		Carolina
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NNC	)	(NRB	)	(NNO	)	(NII	)
MTP Shares offering costs	$668,198		$504,000		$710,500		$699,115

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Nuveen Investments 69

Notes to
Financial Statements (Unaudited) (continued)

2. Fair Value Measurements
In determining the fair value of each Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of November 30, 2010:

Georgia Premium Income (NPG)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$81,704,218	$—	$81,704,218

Georgia Dividend Advantage (NZX)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$42,905,713	$—	$42,905,713

Georgia Dividend Advantage 2 (NKG)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$95,116,771	$—	$95,116,771

North Carolina Premium Income (NNC)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$141,545,409	$—	$141,545,409

North Carolina Dividend Advantage (NRB)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$56,002,069	$—	$56,002,069

North Carolina Dividend Advantage 2 (NNO)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$88,012,917	$—	$88,012,917

North Carolina Dividend Advantage 3 (NII)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$91,044,587	$—	$91,044,587

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended November 30, 2010.

4. Fund Shares

Common Shares
Since the inception of the Funds’ repurchase program, the Funds have not repurchased any of their outstanding Common shares.

Transactions in Common shares were as follows:

	Georgia		Georgia Dividend		Georgia Dividend
	Premium Income (NPG)		Advantage (NZX)		Advantage 2 (NKG)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	11/30/10	5/31/10	11/30/10	5/31/10	11/30/10	5/31/10
Common shares issued to shareholders due to reinvestment of distributions	633	—	1,696	686	313	327

70 Nuveen Investments

	North Carolina Premium Income (NNC)		North Carolina Dividend Advantage (NRB)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	11/30/10	5/31/10	11/30/10	5/31/10
Common shares issued to shareholders due to reinvestment of distributions	4,796	5,785	1,864	3,076

	North Carolina		North Carolina
	Dividend		Dividend
	Advantage 2 (NNO)		Advantage 3 (NII)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	11/30/10	5/31/10	11/30/10	5/31/10
Common shares issued to shareholders due to reinvestment of distributions	1,239	1,620	1,113	2,340

Preferred Shares
Transactions in ARPS were as follows:

	Georgia Premium Income (NPG)				Georgia Dividend Advantage (NZX)
	Six Months				Six Months
	Ended		Year Ended		Ended		Year Ended
	11/30/10		5/31/10		11/30/10		5/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series M	—	$—	—	$—	—	$—	600	$15,000,000
Series TH	—	—	1,112	27,800,000	—	—	—	—
Total	—	$—	1,112	$27,800,000	—	$—	600	$15,000,000

	Georgia Dividend Advantage 2 (NKG)				North Carolina Premium Income (NNC)
	Six Months				Six Months
	Ended		Year Ended		Ended		Year Ended
	11/30/10		5/31/10		11/30/10		5/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series TH	—	$—	—	$—	—	$—	944	$23,600,000
Series F	—	—	1,268	31,700,000	—	—	—	—
Total	—	$—	1,268	$31,700,000	—	$—	944	$23,600,000

	North Carolina Dividend Advantage (NRB)				North Carolina Dividend Advantage 2 (NNO)
	Six Months				Six Months
	Ended		Year Ended		Ended		Year Ended
	11/30/10		5/31/10		11/30/10		5/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series T	—	$—	680	$17,000,000	—	$—	—	$—
Series F	—	—	—	—	—	—	1,120	28,000,000
Total	—	$—	680	$17,000,000	—	$—	1,120	$28,000,000

Nuveen Investments 71

Notes to
Financial Statements (Unaudited) (continued)

North Carolina Dividend Advantage 3 (NII)
Six Months
	Ended		Year Ended
	11/30/10		5/31/10
	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series W	—	$—	1,120	$28,000,000

Transactions in MTP Shares were as follows:

	Georgia Premium Income (NPG)				Georgia Dividend Advantage (NZX)
	Six Months				Six Months
	Ended		Year Ended		Ended		Year Ended
	11/30/10		5/31/10		11/30/10		5/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$—	2,834,000	$28,340,000	—	$—	1,434,000	$14,340,000

	Georgia Dividend Advantage 2 (NKG)				North Carolina Premium Income (NNC)
	Six Months				Six Months
	Ended		Year Ended		Ended		Year Ended
	11/30/10		5/31/10		11/30/10		5/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$—	3,226,500	$32,265,000	—	$—	2,430,000	$24,300,000

	North Carolina Dividend Advantage (NRB)				North Carolina Dividend Advantage 2 (NNO)
	Six Months				Six Months
	Ended		Year Ended		Ended		Year Ended
	11/30/10		5/31/10		11/30/10		5/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$—	1,660,000	$16,600,000	—	$—	2,970,000	$29,700,000

North Carolina Dividend Advantage 3 (NII)
Six Months
	Ended		Year Ended
	11/30/10		5/31/10
	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$—	2,872,500	$28,725,000

72 Nuveen Investments

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments) during the six months ended November 30, 2010, were as follows:

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)
Purchases	$912,696		$153,406		$1,694,963
Sales and maturities	909,000		147,320		1,969,000

	North		North		North		North
	Carolina		Carolina		Carolina		Carolina
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NNC	)	(NRB	)	(NNO	)	(NII	)
Purchases	$2,962,149		$2,913,771		$3,609,842		$4,860,845
Sales and maturities	1,927,732		2,406,768		3,165,250		4,910,263

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2010, the cost and unrealized appreciation (depreciation) of investments as determined on a federal income tax basis, were as follows:

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)
Cost of investments	$78,317,421		$41,333,390		$92,104,816
Gross unrealized:
Appreciation	$2,713,885		$1,235,477		$2,357,082
Depreciation	(516,837)		(322,865)		(740,734)
Net unrealized appreciation (depreciation) of investments	$2,197,048		$912,612		$1,616,348

	North		North		North		North
	Carolina		Carolina		Carolina		Carolina
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NNC	)	(NRB	)	(NNO	)	(NII	)
Cost of investments	$132,486,158		$47,333,425		$81,018,854		$81,889,497
Gross unrealized:
Appreciation	$4,762,426		$1,835,328		$2,826,786		$2,277,729
Depreciation	(897,609)		(326,785)		(637,803)		(602,347)
Net unrealized appreciation (depreciation) of investments	$3,864,817		$1,508,543		$2,188,983		$1,675,382

Permanent differences, primarily due to federal taxes paid, taxable market discount and distribution character reclassifications, resulted in reclassifications among the Funds’ components of common share net assets at May 31, 2010, the Funds’ last tax year end, as follows:

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)
Paid-in-surplus	$(35,347)		$(22,672)		$(49,649)
Undistributed (Over-distribution of) net investment income	35,322		22,661		49,646
Accumulated net realized gain (loss)	25		11		3

Nuveen Investments 73

Notes to
Financial Statements (Unaudited) (continued)

	North		North		North	North
	Carolina		Carolina		Carolina	Carolina
	Premium		Dividend		Dividend	Dividend
	Income		Advantage		Advantage 2	Advantage 3
	(NNC	)	(NRB	)	(NNO )	(NII	)
Paid-in-surplus	$(47,887)		$(17,360)		$(24,479)	$(42,501)
Undistributed (Over-distribution of) net investment income	47,717		17,360		24,487	42,501
Accumulated net realized gain (loss)	170		—		(8)	—

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2010, the Funds’ last tax year end, were as follows:

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)
Undistributed net tax-exempt income *	$798,730		$419,283		$814,267
Undistributed net ordinary income **	1,516		640		1,735
Undistributed net long-term capital gains	—		—		—

	North		North		North		North
	Carolina		Carolina		Carolina		Carolina
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NNC	)	(NRB	)	(NNO	)	(NII	)
Undistributed net tax-exempt income *	$1,341,801		$583,187		$917,261		$799,267
Undistributed net ordinary income **	5,418		—		—		1,527
Undistributed net long-term capital gains	—		—		—		—

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 3, 2010, paid on June 1, 2010.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2010, was designated for purposes of the dividends paid deduction as follows:

	Georgia		Georgia		Georgia
	Premium		Dividend		Dividend
	Income		Advantage		Advantage 2
	(NPG	)	(NZX	)	(NKG	)
Distributions from net tax-exempt income	$2,778,948		$1,553,295		$3,437,916
Distributions from net ordinary income**	—		—		—
Distributions from net long-term capital gains	—		—		—

	North		North		North		North
	Carolina		Carolina		Carolina		Carolina
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NNC	)	(NRB	)	(NNO	)	(NII	)
Distributions from net tax-exempt income	$4,835,850		$1,912,327		$3,044,632		$3,185,473
Distributions from net ordinary income**	—		—		—		—
Distributions from net long-term capital gains	—		—		11,059		—

**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

74 Nuveen Investments

At May 31, 2010, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Georgia		Georgia		Georgia		North Carolina		North Carolina		North Carolina		North Carolina
	Premium		Dividend		Dividend		Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Income		Advantage		Advantage 2		Advantage 3
	(NPG	)	(NZX	)	(NKG	)	(NNC	)	(NRB	)	(NNO	)	(NII	)
Expiration:
May 31, 2012	$—		$—		$—		$—		$—		$—		$119,458
May 31, 2013	—		—		102,004		—		—		—		36,008
May 31, 2014	—		28,170		287,093		—		—		—		474,910
May 31, 2015	—		17,587		—		—		—		—		—
May 31, 2016	—		—		—		—		38,847		—		115,010
May 31, 2017	903,290		129,031		1,087,212		356,246		3,765		—		42,115
May 31, 2018	393,867		247,287		1,329,548		353,181		174,232		588,094		56,088
Total	$1,297,157		$422,075		$2,805,857		$709,427		$216,844		$588,094		$843,589

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2009 through May 31, 2010, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	Georgia		Georgia		North Carolina
	Premium		Dividend		Dividend
	Income		Advantage 2		Advantage
	(NPG	)	(NKG	)	(NRB	)
Post-October capital losses	$22,422		$51,040		$2,300

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee is separated into two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Georgia Premium Income (NPG)
North Carolina Premium Income (NNC)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

Nuveen Investments 75

Notes to
Financial Statements (Unaudited) (continued)

Georgia Dividend Advantage (NZX)
Georgia Dividend Advantage 2 (NKG)
North Carolina Dividend Advantage (NRB)
North Carolina Dividend Advantage 2 (NNO)
North Carolina Dividend Advantage 3 (NII)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. As of November 30, 2010, the complex-level fee rate was .1824%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Georgia Dividend Advantage’s (NZX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending September 30,		Year Ending September 30,
2001*	.30%	2007	.25%
2002	.30	2008	.20
2003	.30	2009	.15
2004	.30	2010	.10
2005	.30	2011	.05
2006	.30

*    From the commencement of operations.

The Adviser has not agreed to reimburse Georgia Dividend Advantage (NZX) for any portion of its fees and expenses beyond September 30, 2011.

76 Nuveen Investments

For the first eight years of Georgia Dividend Advantage 2’s (NKG) and North Carolina Dividend Advantage 3’s (NII) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending September 30,		Year Ending September 30,
2002*	.32%	2007	.32%
2003	.32	2008	.24
2004	.32	2009	.16
2005	.32	2010	.08
2006	.32

*           From the commencement of operations.

The Adviser has not agreed to reimburse Georgia Dividend Advantage 2 (NKG) and North Carolina Dividend Advantage 3 (NII) for any portion of their fees and expenses beyond September 30, 2010.

For the first ten years of North Carolina Dividend Advantage’s (NRB) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending January 31,		Year Ending January 31,
2001*	.30%	2007	.25%
2002	.30	2008	.20
2003	.30	2009	.15
2004	.30	2010	.10
2005	.30	2011	.05
2006	.30

*           From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage (NRB) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of North Carolina Dividend Advantage 2’s (NNO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending November 30,		Year Ending November 30,
2001*	.30%	2007	.25%
2002	.30	2008	.20
2003	.30	2009	.15
2004	.30	2010	.10
2005	.30	2011	.05
2006	.30

*           From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage 2 (NNO) for any portion of its fees and expenses beyond November 30, 2011.

8. New Accounting Standards

Fair Value Measurements
On January 21, 2010, the Financial Accounting Standards Board issued changes to the authoritative guidance under U.S. GAAP for fair value measurements. The objective of which is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose Level 3 activity for purchases, sales, issuances and settlements in the Level 3 roll-forward on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of this guidance and the impact it will have to the footnote disclosures, if any.

Nuveen Investments 77

Notes to
Financial Statements (Unaudited) (continued)

9. Subsequent Events

Investment Advisory Agreements
Effective January 1, 2011, Nuveen Asset Management, the Funds’ Adviser, has changed its name to Nuveen Fund Advisors, Inc. (“Nuveen Fund Advisors”). Concurrently, Nuveen Fund Advisors has formed a wholly-owned subsidiary, Nuveen Asset Management, LLC, to house its portfolio management capabilities. Nuveen Asset Management, LLC now serves as the Funds’ sub-adviser, and the Funds’ portfolio managers have become employees of Nuveen Asset Management, LLC rather than Nuveen Fund Advisors.

This allocation of responsibilities between Nuveen Fund Advisors and Nuveen Asset Management, LLC affects each Fund within this report. Nuveen Fund Advisors (as each affected Fund’s investment adviser) will compensate Nuveen Asset Management, LLC (as each such Fund’s newly-appointed sub-adviser) for the portfolio management services it provides to the Fund from the Fund’s management fee, which will not change as a result of this restructuring. Nuveen Fund Advisors and Nuveen Asset Management, LLC retain the right to reallocate investment management and advisory responsibilities and fees between themselves in the future.

Preferred Shares
Subsequent to the reporting period, North Carolina Premium Income (NNC) successfully completed the issuance of $25.535 million of 2.60%, Series 2016 MTP. The newly issued MTP Shares trade on the NYSE under the symbol “NNC PrD.” Immediately following its MTP issuance, North Carolina Premium Income (NNC) noticed for redemption at par its remaining $21.550 million ARPS outstanding using the MTP proceeds.

78 Nuveen Investments

Board Approval of Sub-Advisory Arrangements (Unaudited)

At a meeting held on May 25-26, 2010 (the “May Meeting”), the Boards of Trustees or Directors (as the case may be) (each a “Board” and each Trustee or Director, a “Board Member”) of the Funds, including a majority of the Independent Board Members, considered and approved the advisory agreements (each an “Advisory Agreement”) between each Fund and Nuveen Asset Management (“NAM”). Since the May Meeting, Nuveen has engaged in an internal restructuring (the “Restructuring”) pursuant to which the portfolio management services provided by NAM to the Funds would be transferred to Nuveen Asset Management, LLC (“NAM LLC”), a newly-organized wholly-owned subsidiary of NAM and NAM would change its name to Nuveen Fund Advisors, Inc. (“NFA”). NAM, under its new name NFA, will continue to serve as investment adviser to the Funds and, in that capacity, will continue to provide various oversight, administrative, compliance and other services. To effectuate the foregoing, NFA will enter into a sub-advisory agreement with NAM LLC on behalf of the Funds (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, NAM LLC, subject to the oversight of NFA and the Board, will furnish an investment program, make investment decisions for, and place all orders for the purchase and sale of securities for the portion of each Fund’s investment portfolio allocated to it by NFA. There will be no change in the advisory fees paid by the Funds. Rather, NFA will pay a portion of the investment advisory fee it receives to NAM LLC for its sub-advisory services. The Independent Board Members reviewed the allocation of fees between NFA and NAM LLC. NFA and NAM LLC do not anticipate any reduction in the nature or level of services provided to the Funds following the Restructuring. The personnel of NFA who engaged in portfolio management activities prior to the spinoff of NAM LLC are not expected to materially change as a result of the spinoff. In light of the foregoing, at a meeting held on November 16-18, 2010, the Board Members, including a majority of the Independent Board Members, approved the Sub-Advisory Agreement on behalf of each Fund. Given that the Restructuring was not expected to reduce the level or nature of services provided and the advisory fees paid by the Funds were the same, the factors considered and determinations made at the May Meeting in approving the Advisory Agreement were equally applicable to the approval of the Sub-Advisory Agreement. For a discussion of these considerations, please see the shareholder report of the Fund that was first issued after the May Meeting for the period including May 2010.

Nuveen Investments 79

Reinvest Automatically Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per

80 Nuveen Investments

share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments 81

Glossary of Terms Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Inverse Floaters: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

82 Nuveen Investments

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■
Net Asset Value (NAV): A Fund’s NAV per common share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of common shares outstanding. Fund NAVs are calculated at the end of each business day.

■
Pre-refunding: Pre-refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Investments 83

Notes

84 Nuveen Investments

Other Useful Information

Board of Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Sub-Adviser
Nuveen Asset
Management, LLC
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank & Trust
Company
Boston, MA

Transfer Agent and Shareholder Services
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common and Preferred Share Information

Each Fund intends to repurchase and/or redeem shares of its own common and/or auction rate preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased and/or redeemed shares of their common and/or auction rate preferred stock as shown in the accompanying table.

	Common Shares	Preferred Shares
Fund	Repurchased	Redeemed
NPG	—	—
NZX	—	—
NKG	—	—
NNC	—	—
NRB	—	—
NNO	—	—
NII	—	—

Any future repurchases and/or redemptions will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments 85

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen Asset Management, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $195 billion of assets as of December 31, 2010.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready—no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com
If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess
If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Distributed by
Nuveen Investments, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-C-1110D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen North Carolina Dividend Advantage Municipal Fund 3

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
(Vice President and Secretary)

Date: February 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: February 7, 2011

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: February 7, 2011